Consolidated Schedule of Investments
March 31, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–34.20%
Angola–0.11%
Angolan Government International Bond,
8.00%, 11/26/2029(a)	$1,100,000	$459,250
9.38%, 05/08/2048(a)	750,000	299,054
9.13%, 11/26/2049(a)	500,000	202,840
		961,144
Argentina–0.32%
Argentine Republic Government International Bond,
5.63%, 01/26/2022	1,476,000	435,420
7.50%, 04/22/2026	5,196,000	1,467,922
6.88%, 01/26/2027	3,025,000	847,030
5.88%, 01/11/2028	750,000	205,133
		2,955,505
Australia–0.01%
FMG Resources August 2006 Pty. Ltd., 4.75%, 05/15/2022(a)	119,000	119,189
Belgium–0.06%
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(a)	605,000	571,725
Brazil–1.71%
Banco BTG Pactual S.A., 4.50%, 01/10/2025(a)	823,000	724,240
Banco do Brasil S.A., 6.25% (10 yr. U.S. Treasury Yield Curve Rate + 4.40%)(a)(b)	625,000	493,906
Banco Votorantim S.A., 4.50%, 09/24/2024(a)	1,200,000	1,083,612
Centrais Eletricas Brasileiras S.A.,
3.63%, 02/04/2025(a)	2,241,000	1,995,633
4.63%, 02/04/2030(a)	326,000	289,977
CIMPOR Financial Operations B.V., 5.75%, 07/17/2024(a)	650,000	377,816
Cosan Ltd., 5.50%, 09/20/2029(a)	1,760,000	1,443,200
CSN Islands XI Corp., 6.75%, 01/28/2028(a)	1,150,000	741,738
CSN Resources S.A., 7.63%, 02/13/2023(a)	1,210,000	848,519
Itau Unibanco Holding S.A., 4.63% (5 yr. U.S. Treasury Yield Curve Rate + 3.22%)(a)(b)	1,075,000	882,037
MARB BondCo PLC, 7.00%, 03/15/2024(a)	625,000	561,716
Petrobras Global Finance B.V.,
5.75%, 02/01/2029	948,000	899,225
6.85%, 06/05/2115	225,000	214,944
Rede D’or Finance S.a.r.l., 4.50%, 01/22/2030(a)	905,000	789,839
Rumo Luxembourg S.a r.l., 5.88%, 01/18/2025(a)	1,225,000	1,140,775
	Principal Amount	Value
Brazil–(continued)
Suzano Austria GmbH, 5.00%, 01/15/2030	$3,050,000	$2,700,012
Unigel Luxembourg S.A., 8.75%, 10/01/2026(a)	780,000	471,900
		15,659,089
Canada–0.69%
1011778 BC ULC/New Red Finance, Inc.,
4.25%, 05/15/2024(a)	287,000	288,075
5.00%, 10/15/2025(a)	855,000	821,864
Bombardier, Inc.,
7.50%, 03/15/2025(a)	228,000	159,600
7.88%, 04/15/2027(a)	222,000	154,862
Cascades, Inc./Cascades USA, Inc., 5.38%, 01/15/2028(a)	398,000	383,075
Ensign Drilling, Inc., 9.25%, 04/15/2024(a)	138,000	51,746
Garda World Security Corp., 9.50%, 11/01/2027(a)	231,000	207,773
Hudbay Minerals, Inc., 7.63%, 01/15/2025(a)	535,000	468,796
Mattamy Group Corp., 5.25%, 12/15/2027(a)	314,000	294,375
Norbord, Inc., 5.75%, 07/15/2027(a)	894,000	823,783
Parkland Fuel Corp., 6.00%, 04/01/2026(a)	853,000	798,024
Precision Drilling Corp., 7.13%, 01/15/2026(a)	160,000	54,167
Superior Plus L.P./Superior General Partner, Inc., 7.00%, 07/15/2026(a)	512,000	503,574
Taseko Mines Ltd., 8.75%, 06/15/2022(a)	856,000	392,421
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076	1,130,000	886,197
		6,288,332
Chile–0.47%
AES Gener S.A., 6.35%, 10/07/2079(a)	750,000	573,375
Banco del Estado de Chile, 2.70%, 01/09/2025(a)	1,250,000	1,169,075
Celulosa Arauco y Constitucion S.A., 4.50%, 08/01/2024	1,513,000	1,435,451
Sociedad Quimica y Minera de Chile S.A., 4.25%, 01/22/2050(a)	625,000	487,906
VTR Finance B.V., 6.88%, 01/15/2024(a)	734,000	670,689
		4,336,496
China–1.95%
Agile Group Holdings Ltd., 6.70%, 03/07/2022(a)	1,250,000	1,209,339
China Aoyuan Group Ltd., 7.50%, 05/10/2021(a)	1,001,000	973,472

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
China–(continued)
China Evergrande Group,
11.50%, 01/22/2023(a)	$625,000	$506,223
10.00%, 04/11/2023(a)	375,000	285,008
12.00%, 01/22/2024(a)	250,000	188,744
China Resources Land Ltd., 3.75% (5 yr. U.S. Treasury Yield Curve Rate + 5.14%)(a)(b)	1,250,000	1,233,437
China SCE Group Holdings Ltd., 5.88%, 03/10/2022(a)	625,000	564,045
CIFI Holdings Group Co. Ltd.,
7.63%, 03/02/2021(a)	3,000,000	2,995,500
6.45%, 11/07/2024(a)	600,000	547,503
Country Garden Holdings Co. Ltd., 4.75%, 07/25/2022(a)	1,250,000	1,187,500
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 05/01/2025(a)	285,000	166,367
ENN Clean Energy International Investment Ltd., 7.50%, 02/27/2021(a)	1,250,000	1,164,079
Kaisa Group Holdings Ltd., 6.75%, 02/18/2021(a)	625,000	587,508
Logan Property Holdings Co. Ltd.,
6.88%, 04/24/2021(a)	1,365,000	1,343,842
7.50%, 08/25/2022(a)	565,000	546,612
5.25%, 02/23/2023(a)	1,250,000	1,156,175
Times China Holdings Ltd., 7.85%, 06/04/2021(a)	3,305,000	3,189,362
		17,844,716
Colombia–0.07%
Grupo Aval Ltd., 4.38%, 02/04/2030(a)	750,000	604,688
Congo, Democratic Republic of the–0.17%
HTA Group Ltd., 9.13%, 03/08/2022(a)	1,705,000	1,598,779
Costa Rica–0.23%
Costa Rica Government International Bond, 4.38%, 04/30/2025(a)	2,500,000	2,078,112
Cyprus–0.02%
ASG Finance Designated Activity Co., 7.88%, 12/03/2024(a)	250,000	156,301
Denmark–0.19%
Danske Bank A/S,
6.13% (USD 7yr Swap Rate + 3.90%)(a)(b)	1,500,000	1,248,333
7.00% (H15T7Y + 4.13%)(a)(b)	625,000	529,456
		1,777,789
Dominican Republic–0.99%
AES Andres B.V./Dominican Power Partners/Empresa Generadora de Electricidad Itabo S.A., 7.95%, 05/11/2026(a)	490,000	458,885
	Principal Amount	Value
Dominican Republic–(continued)
Dominican Republic International Bond,
7.50%, 05/06/2021(a)	$2,400,000	$2,407,224
6.00%, 07/19/2028(a)	4,000,000	3,825,570
6.40%, 06/05/2049(a)	1,187,000	1,056,792
5.88%, 01/30/2060(a)	1,500,000	1,278,750
		9,027,221
Egypt–0.52%
Egypt Government International Bond, 8.70%, 03/01/2049(a)	1,711,000	1,428,463
Egyptian Government International Bond,
5.58%, 02/21/2023(a)	3,050,000	2,835,570
8.50%, 01/31/2047(a)	625,000	515,401
		4,779,434
El Salvador–0.12%
El Salvador Government International Bond, 7.12%, 01/20/2050(a)	1,365,500	1,063,725
France–1.22%
Altice France S.A., 7.38%, 05/01/2026(a)	487,000	494,573
BNP Paribas S.A.,
7.63% (5 yr. U.S. Swap Rate + 6.31%)(a)(b)	925,000	903,609
7.63% (5 yr. U.S. Swap Rate + 6.31%)(a)(b)	2,265,000	2,212,622
6.75% (5 yr. U.S. Swap Rate + 4.92%)(a)(b)	2,000,000	1,805,620
Credit Agricole S.A., 8.13% (5 yr. U.S. Swap Rate + 6.19%)(a)(b)	600,000	621,764
Numericable-SFR S.A., 8.13%, 02/01/2027(a)	264,000	276,685
Societe Generale S.A.,
7.38%(a)(b)	3,745,000	3,464,032
8.00% (5 yr. USD ICE Swap Rate + 5.87%)(a)(b)	875,000	801,233
8.00% (5 yr. USD ICE Swap Rate + 5.87%)(a)(b)	625,000	572,309
		11,152,447
Germany–0.03%
Mercer International, Inc., 5.50%, 01/15/2026	368,000	282,412
Ghana–0.21%
Ghana Government International Bond,
7.88%, 02/11/2035(a)	840,000	595,560
8.95%, 03/26/2051(a)	1,250,000	888,453
Ghanian Government International Bond, 7.63%, 05/16/2029(a)	625,000	452,216
		1,936,229
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
Hong Kong–0.36%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(a)	$3,250,000	$3,016,952
5.63%, 07/17/2027(a)	290,000	254,905
		3,271,857
India–1.17%
Azure Power Energy Ltd., 5.50%, 11/03/2022(a)	1,515,000	1,396,186
Azure Power Solar Energy Pvt. Ltd., 5.65%, 12/24/2024(a)	1,750,000	1,497,930
Future Retail Ltd., 5.60%, 01/22/2025(a)	1,250,000	630,058
JSW Steel Ltd.,
5.25%, 04/13/2022(a)	1,600,000	1,315,954
5.95%, 04/18/2024(a)	250,000	184,984
Muthoot Finance Ltd.,
6.13%, 10/31/2022(a)	1,250,000	1,076,469
4.40%, 09/02/2023(a)	2,000,000	1,579,100
Oil India International Pte. Ltd., 4.00%, 04/21/2027(a)	2,119,000	1,823,740
ReNew Power Pvt Ltd., 5.88%, 03/05/2027(a)	625,000	446,871
Shriram Transport Finance Co. Ltd., 5.10%, 07/16/2023(a)	1,000,000	700,296
		10,651,588
Indonesia–1.20%
Eterna Capital Pte. Ltd., Series B, 7.00% PIK Rate, 1.00% Cash Rate,
8.00%, 12/11/2022(c)	589,529	300,654
7.50%, 12/11/2022(a)(c)	1,319,387	959,854
Listrindo Capital B.V., 4.95%, 09/14/2026(a)	2,285,000	2,007,932
Medco Bell Pte. Ltd., 6.38%, 01/30/2027(a)	625,000	370,309
Minejesa Capital B.V., 4.63%, 08/10/2030(a)	3,750,000	3,380,465
PT Bayan Resources Tbk, 6.13%, 01/24/2023(a)	1,125,000	833,153
PT Perusahaan Listrik Negara, 4.13%, 05/15/2027(a)	2,045,000	1,988,062
PT Tower Bersama Infrastructure Tbk, 4.25%, 01/21/2025(a)	1,250,000	1,125,006
		10,965,435
Ireland–0.79%
AerCap Global Aviation Trust, 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(a)(d)	483,000	404,054
Coriolanus DAC, Series 116,
0.00%, 04/30/2025(a)(e)	782,856	779,662
0.00%, 04/30/2025(a)(e)	832,864	829,465
0.00%, 04/30/2025(a)(e)	1,042,535	1,038,281
0.00%, 04/30/2025(a)(e)	913,424	909,697
0.00%, 04/30/2025(a)(e)	733,626	730,633
0.00%, 04/30/2025(a)(e)	820,727	817,378
0.00%, 04/30/2025(a)(e)	950,642	946,763
0.00%, 04/30/2025(a)(e)	746,096	743,052
		7,198,985
	Principal Amount	Value
Israel–0.13%
Bank Leumi Le-Israel, 3.28% (5 yr. U.S. Treasury Yield Curve Rate + 1.63%), 01/29/2031(a)(d)	$625,000	$581,393
Israel Government International Bond, 4.50%, 04/03/2120	625,000	625,000
		1,206,393
Italy–0.17%
Telecom Italia Capital S.A., 7.20%, 07/18/2036	1,039,000	1,083,469
Telecom Italia S.p.A., 5.30%, 05/30/2024(a)	435,000	440,451
		1,523,920
Kazakhstan–0.16%
Astana-Finance JSC, 0.00%, 12/22/2024(e)(f)	315,159	0
KazTransGas JSC, 4.38%, 09/26/2027(a)	1,590,000	1,427,756
		1,427,756
Kenya–0.08%
Kenya Government International Bond, 6.88%, 06/24/2024(a)	750,000	717,805
Luxembourg–0.46%
Altice Financing S.A., 7.50%, 05/15/2026(a)	374,000	364,444
ArcelorMittal S.A.,
3.60%, 07/16/2024	2,500,000	2,283,472
6.13%, 06/01/2025	1,185,000	1,175,292
Intelsat Jackson Holdings S.A., 8.50%, 10/15/2024(a)	553,000	351,683
		4,174,891
Macau–0.47%
MGM China Holdings Ltd., 5.38%, 05/15/2024(a)	1,505,000	1,428,328
Wynn Macau Ltd., 4.88%, 10/01/2024(a)	3,025,000	2,854,828
		4,283,156
Mexico–1.14%
Alpha Holding S.A. de C.V., 9.00%, 02/10/2025(a)	580,000	404,550
Axtel S.A.B de C.V., 6.38%, 11/14/2024(a)	1,155,000	960,700
CEMEX Finance LLC, 6.00%, 04/01/2024(a)	985,000	856,980
Cemex S.A.B. de C.V.,
7.75%, 04/16/2026(a)	1,250,000	1,125,700
5.45%, 11/19/2029(a)	930,000	758,182
Controladora Mabe S.A. de C.V., 5.60%, 10/23/2028(a)	2,285,000	2,178,845
Industrias Penoles S.A.B. de C.V., 5.65%, 09/12/2049(a)	755,000	667,945
Mexarrend S.A.P.I. de C.V., 10.25%, 07/24/2024(a)	365,000	251,396
Mexico City Airport Trust, 3.88%, 04/30/2028(a)	600,000	509,374
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
Mexico–(continued)
Operadora de Servicios Mega S.A. de C.V. Sofom ER, 8.25%, 02/11/2025(a)	$415,000	$285,831
Petroleos Mexicanos,
4.50%, 01/23/2026	1,797,000	1,324,375
5.95%, 01/28/2031(a)	1,588,915	1,100,483
		10,424,361
Netherlands–0.22%
ING Groep N.V., 6.88% (5 yr. U.S. Swap Rate + 5.12%)(a)(b)	1,250,000	1,095,880
Trivium Packaging Finance B.V., 5.50%, 08/15/2026(a)	145,000	145,090
VEON Holdings B.V., 4.00%, 04/09/2025(a)	450,000	429,187
Ziggo B.V., 5.50%, 01/15/2027(a)	381,000	383,115
		2,053,272
Nigeria–0.09%
Nigeria Government International Bond, 7.70%, 02/23/2038(a)	1,250,000	854,443
Oman–0.23%
Oman Government International Bond, 3.88%, 03/08/2022(a)	2,355,000	2,061,598
Pakistan–0.11%
Islamic Republic of Pakistan Bond, 8.25%, 04/15/2024(a)	1,096,000	975,056
Panama–0.39%
Cable Onda S.A., 4.50%, 01/30/2030(a)	235,000	208,104
Global Bank Corp., 5.25%, 04/16/2029(a)	1,575,000	1,535,625
Panama Notas del Tesoro, 3.75%, 04/17/2026(a)	1,830,000	1,843,025
		3,586,754
Peru–0.24%
Inkia Energy Ltd., 5.88%, 11/09/2027(a)	1,865,000	1,650,525
Southern Copper Corp., 7.50%, 07/27/2035	480,000	568,269
		2,218,794
Philippines–0.08%
SMC Global Power Holdings Corp., 5.95% (5 yr. U.S. Treasury Yield Curve Rate + 6.80%)(a)(b)	900,000	747,024
Saudi Arabia–0.04%
ADES International Holding PLC, 8.63%, 04/24/2024(a)	500,000	392,500
	Principal Amount	Value
Senegal–0.24%
Senegal Government International Bond,
6.25%, 07/30/2024(a)	$1,250,000	$1,177,475
6.75%, 03/13/2048(a)	1,180,000	976,894
		2,154,369
Singapore–0.11%
Puma International Financing S.A.,
5.13%, 10/06/2024(a)	1,250,000	656,250
5.00%, 01/24/2026(a)	825,000	367,022
		1,023,272
South Africa–0.10%
Eskom Holdings SOC Ltd.,
6.75%, 08/06/2023(a)	625,000	469,063
7.13%, 02/11/2025(a)	625,000	450,246
		919,309
Spain–0.02%
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50% (5 yr. U.S. Treasury Yield Curve Rate + 5.19%)(b)	200,000	155,139
Sri Lanka–0.58%
Sri Lanka Government International Bond,
6.25%, 10/04/2020(a)	3,128,000	2,314,720
6.25%, 07/27/2021(a)	1,560,000	1,076,400
5.88%, 07/25/2022(a)	1,350,000	931,500
6.35%, 06/28/2024(a)	1,210,000	762,300
6.20%, 05/11/2027(a)	200,000	122,007
6.75%, 04/18/2028(a)	200,000	117,020
		5,323,947
Sweden–0.06%
Skandinaviska Enskilda Banken AB, 5.13% (5 yr. U.S. Treasury Yield Curve Rate + 3.46%)(a)(b)	600,000	521,598
Switzerland–0.97%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63% (3 mo. USD LIBOR + 3.78%), 08/15/2052(a)(d)	250,000	250,765
Credit Suisse Group AG,
5.10% (a)(b)	201,000	155,524
7.50% (5 yr. U.S. Swap Rate + 4.60%)(a)(b)	3,370,000	3,264,923
6.38% (5 yr. U.S. Treasury Yield Curve Rate + 4.82%)(a)(b)	1,190,000	1,045,457
UBS Group AG,
7.00% (5 yr. U.S. Swap Rate + 4.87%)(a)(b)	2,400,000	2,328,187
6.88% (5 yr. USD ICE Swap Rate + 5.50%)(a)(b)	1,880,000	1,842,400
		8,887,256
Thailand–0.09%
TMB Bank PCL, 4.90% (5 yr. U.S. Treasury Yield Curve Rate + 3.26%)(a)(b)	1,130,000	802,300
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount	Value
Ukraine–0.38%
Metinvest B.V.,
8.50%, 04/23/2026(a)	$1,250,000	$889,356
7.75%, 10/17/2029(a)	920,000	621,000
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(a)	600,000	492,042
Ukraine Government International Bond,
7.75%, 09/01/2025(a)	938,000	857,332
7.75%, 09/01/2026(a)	700,000	646,625
		3,506,355
United Arab Emirates–0.07%
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/2026(a)	815,000	682,974
United Kingdom–0.57%
eG Global Finance PLC, 8.50%, 10/30/2025(a)	296,000	265,291
HSBC Bank PLC, Series 2M, 1.43% (6 mo. USD LIBOR + 0.25%)(b)(d)	370,000	247,900
Lloyds Bank PLC, Series 3, 1.69% (6 mo. USD LIBOR + 0.10%)(b)(d)	750,000	570,000
Standard Chartered PLC, 7.75% (5 yr. U.S. Swap Rate + 5.72%)(a)(b)	1,590,000	1,562,954
Standard Life Aberdeen PLC, 4.25%, 06/30/2028(a)	1,875,000	1,785,937
Virgin Media Secured Finance PLC,
5.50%, 08/15/2026(a)	619,000	632,598
5.50%, 05/15/2029(a)	130,000	130,722
		5,195,402
United States–14.26%
Acadia Healthcare Co., Inc.,
5.63%, 02/15/2023	84,000	79,686
6.50%, 03/01/2024	118,000	115,788
ACCO Brands Corp., 5.25%, 12/15/2024(a)	438,000	424,310
Adient Global Holdings Ltd., 4.88%, 08/15/2026(a)	95,000	65,780
ADT Security Corp. (The), 6.25%, 10/15/2021	658,000	646,788
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(a)	114,000	102,434
AECOM, 5.13%, 03/15/2027	442,000	401,576
AES Corp. (The),
4.00%, 03/15/2021	227,000	224,333
6.00%, 05/15/2026	152,000	150,564
Affinion Group, Inc., 14.00% PIK Rate, 12.50% Cash Rate, 11/10/2022(a)(c)	1,158,507	683,519
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC,
5.75%, 03/15/2025	143,000	144,073
7.50%, 03/15/2026(a)	235,000	254,604
4.63%, 01/15/2027(a)	371,000	371,204
5.88%, 02/15/2028(a)	304,000	311,098
Alliance Data Systems Corp., 4.75%, 12/15/2024(a)	435,000	333,862
Principal Amount		Value
United States–(continued)
Ally Financial, Inc.,
5.13%, 09/30/2024	$794,000	$778,712
5.75%, 11/20/2025	785,000	773,774
8.00%, 11/01/2031	383,000	442,384
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	227,000	96,760
5.88%, 11/15/2026	690,000	291,158
AMC Networks, Inc.,
5.00%, 04/01/2024	872,000	841,480
4.75%, 08/01/2025	221,000	216,305
American Airlines Group, Inc., 5.00%, 06/01/2022(a)	395,000	319,456
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 05/20/2025	230,000	213,318
5.88%, 08/20/2026	653,000	629,068
Amsted Industries, Inc., 5.63%, 07/01/2027(a)	248,000	243,401
AmWINS Group, Inc., 7.75%, 07/01/2026(a)	189,000	186,125
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.75%, 01/15/2028(a)	635,000	411,210
Antero Resources Corp.,
5.38%, 11/01/2021	235,000	172,246
5.13%, 12/01/2022	97,000	50,958
Aramark Services, Inc.,
4.75%, 06/01/2026	183,000	173,716
5.00%, 02/01/2028(a)	225,000	210,638
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
4.25%, 09/15/2022(a)	125,000	125,779
6.00%, 02/15/2025(a)	456,000	460,697
4.13%, 08/15/2026(a)	580,000	580,361
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(a)	102,000	87,465
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/2022(a)	504,000	273,410
ASGN, Inc., 4.63%, 05/15/2028(a)	597,000	563,001
Ashland LLC, 4.75%, 08/15/2022	27,000	26,798
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 07/15/2027(a)	514,000	412,575
Basic Energy Services, Inc., 10.75%, 10/15/2023(a)	208,000	104,000
Bausch Health Americas, Inc., 8.50%, 01/31/2027(a)	290,000	304,659
Bausch Health Cos., Inc.,
7.00%, 03/15/2024(a)	525,000	541,409
5.75%, 08/15/2027(a)	235,000	243,260
Beazer Homes USA, Inc., 6.75%, 03/15/2025	526,000	428,030
Belo Corp., 7.75%, 06/01/2027	311,000	335,776
Berry Global, Inc., 4.88%, 07/15/2026(a)	427,000	433,671
Blue Cube Spinco LLC, 9.75%, 10/15/2023	118,000	123,454
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
BMC East LLC, 5.50%, 10/01/2024(a)	$603,000	$587,168
Boise Cascade Co., 5.63%, 09/01/2024(a)	692,000	661,722
Boyd Gaming Corp.,
6.38%, 04/01/2026	94,000	81,832
6.00%, 08/15/2026	570,000	495,069
Brink’s Co. (The), 4.63%, 10/15/2027(a)	890,000	827,226
Builders FirstSource, Inc., 5.00%, 03/01/2030(a)	136,000	123,165
Cablevision Systems Corp., 5.88%, 09/15/2022	151,000	153,316
Callon Petroleum Co.,
6.25%, 04/15/2023	53,000	12,983
8.25%, 07/15/2025	106,000	17,887
6.38%, 07/01/2026	629,000	106,013
Calpine Corp.,
5.75%, 01/15/2025	86,000	80,195
5.25%, 06/01/2026(a)	367,000	351,207
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	606,000	474,762
Camelot Finance S.A., 4.50%, 11/01/2026(a)	192,000	187,319
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/2023(a)	138,000	138,513
5.13%, 05/01/2023(a)	204,000	207,316
5.88%, 04/01/2024(a)	132,000	135,796
5.38%, 05/01/2025(a)	90,000	92,831
5.75%, 02/15/2026(a)	583,000	592,299
5.13%, 05/01/2027(a)	381,000	385,580
5.88%, 05/01/2027(a)	90,000	93,316
5.00%, 02/01/2028(a)	251,000	253,400
4.50%, 08/15/2030(a)	797,000	785,543
CEC Entertainment, Inc., 8.00%, 02/15/2022	238,000	104,348
Celanese US Holdings LLC, 5.88%, 06/15/2021	1,019,000	1,008,572
Centene Corp.,
4.75%, 05/15/2022	268,000	270,771
5.38%, 06/01/2026(a)	844,000	874,097
5.38%, 08/15/2026(a)	591,000	609,469
4.63%, 12/15/2029(a)	157,000	158,656
CenturyLink, Inc., Series Y,
7.50%, 04/01/2024	218,000	240,074
5.63%, 04/01/2025	330,000	333,711
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(a)	815,000	790,102
Chemours Co. (The), 6.63%, 05/15/2023	192,000	164,401
Cincinnati Bell, Inc., 8.00%, 10/15/2025(a)	445,000	460,017
CIT Group, Inc.,
4.13%, 03/09/2021	381,000	377,365
5.00%, 08/15/2022	116,000	113,972
5.25%, 03/07/2025	235,000	230,595
CITGO Petroleum Corp., 6.25%, 08/15/2022(a)	70,000	65,276
Principal Amount		Value
United States–(continued)
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(a)	$943,000	$790,937
Colfax Corp.,
6.00%, 02/15/2024(a)	224,000	224,281
6.38%, 02/15/2026(a)	106,000	104,807
CommScope, Inc., 6.00%, 03/01/2026(a)	683,000	685,815
Comstock Resources, Inc., 9.75%, 08/15/2026	214,000	153,463
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(a)(c)	1,231,000	1,137,130
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
6.25%, 04/01/2023	70,000	39,652
5.75%, 04/01/2025	61,000	35,382
5.63%, 05/01/2027(a)	463,000	258,023
CSC Holdings LLC,
5.38%, 07/15/2023(a)	157,000	159,552
5.25%, 06/01/2024	261,000	263,282
10.88%, 10/15/2025(a)	319,000	345,517
6.63%, 10/15/2025(a)	403,000	426,688
5.50%, 04/15/2027(a)	504,000	524,387
6.50%, 02/01/2029(a)	480,000	520,375
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(a)	455,000	409,783
Dana Financing Luxembourg S.a.r.l., 6.50%, 06/01/2026(a)	271,000	240,838
Dana, Inc., 5.38%, 11/15/2027	220,000	179,850
Darling Ingredients, Inc., 5.25%, 04/15/2027(a)	119,000	116,223
DCP Midstream Operating L.P.,
4.75%, 09/30/2021(a)	235,000	207,235
5.13%, 05/15/2029	662,000	420,701
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(a)	616,000	638,330
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(a)	1,153,000	943,318
6.63%, 08/15/2027(a)	583,000	393,117
DISH DBS Corp., 5.88%, 11/15/2024	426,000	417,516
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/2023(a)	133,000	107,563
DPL, Inc., 4.35%, 04/15/2029(a)	453,000	432,560
Element Solutions, Inc., 5.88%, 12/01/2025(a)	490,000	483,860
Embarq Corp., 8.00%, 06/01/2036	451,000	448,892
EMC Corp., 2.65%, 06/01/2020	103,000	102,799
Energy Transfer Operating L.P., Series A, 6.25% (b)(d)	263,000	130,644
EnerSys,
5.00%, 04/30/2023(a)	749,000	719,980
4.38%, 12/15/2027(a)	190,000	180,025
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
EnLink Midstream Partners L.P.,
4.40%, 04/01/2024	$53,000	$27,145
4.85%, 07/15/2026	620,000	309,174
5.60%, 04/01/2044	589,000	204,857
EnPro Industries, Inc., 5.75%, 10/15/2026	913,000	896,345
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(a)	375,000	368,437
EQT Corp.,
3.90%, 10/01/2027	128,000	89,242
7.00%, 02/01/2030	117,000	88,045
Equinix, Inc., 5.88%, 01/15/2026	781,000	801,244
Everi Payments, Inc., 7.50%, 12/15/2025(a)	263,000	202,180
Flex Acquisition Co., Inc.,
6.88%, 01/15/2025(a)	408,000	384,528
7.88%, 07/15/2026(a)	343,000	318,315
Ford Motor Credit Co. LLC,
5.58%, 03/18/2024	1,135,000	1,083,925
4.13%, 08/04/2025	2,500,000	2,230,000
Freeport-McMoRan, Inc.,
3.55%, 03/01/2022	20,000	19,293
4.55%, 11/14/2024	99,000	94,110
5.40%, 11/14/2034	2,506,000	2,335,511
5.45%, 03/15/2043	96,000	86,669
Frontier Communications Corp.,
10.50%, 09/15/2022	732,000	197,410
11.00%, 09/15/2025	105,000	28,088
General Motors Financial Co., Inc., 4.20%, 11/06/2021	1,135,000	1,084,109
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	226,000	165,041
6.25%, 05/15/2026	413,000	298,823
7.75%, 02/01/2028	168,000	117,592
Golden Nugget, Inc., 8.75%, 10/01/2025(a)	451,000	236,198
Gray Television, Inc.,
5.13%, 10/15/2024(a)	215,000	209,089
5.88%, 07/15/2026(a)	205,000	198,512
Gulfport Energy Corp.,
6.63%, 05/01/2023	735,000	211,996
6.00%, 10/15/2024	347,000	87,617
6.38%, 05/15/2025	118,000	29,647
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(a)	670,000	504,873
Hanesbrands, Inc.,
4.63%, 05/15/2024(a)	314,000	312,824
4.88%, 05/15/2026(a)	335,000	330,997
HCA, Inc.,
5.38%, 02/01/2025	200,000	204,749
5.38%, 09/01/2026	985,000	1,022,011
5.63%, 09/01/2028	246,000	258,853
4.13%, 06/15/2029	739,000	746,775
Herc Holdings, Inc., 5.50%, 07/15/2027(a)	423,000	396,594
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	700,000	499,123
HighPoint Operating Corp., 8.75%, 06/15/2025	81,000	38,070
Principal Amount		Value
United States–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(a)	$448,000	$200,947
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(a)	495,000	422,606
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(a)	164,000	138,272
Hughes Satellite Systems Corp.,
5.25%, 08/01/2026	327,000	326,523
6.63%, 08/01/2026	322,000	328,909
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.75%, 02/01/2024	222,000	216,171
6.38%, 12/15/2025	186,000	176,933
6.25%, 05/15/2026	142,000	134,988
iHeartCommunications, Inc., 8.38%, 05/01/2027	493,000	422,476
Ingles Markets, Inc., 5.75%, 06/15/2023	218,000	218,538
International Game Technology PLC, 6.25%, 02/15/2022(a)	2,225,000	2,057,791
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(a)	822,000	837,242
Iron Mountain, Inc.,
4.88%, 09/15/2027(a)	164,000	160,223
5.25%, 03/15/2028(a)	233,000	231,451
4.88%, 09/15/2029(a)	370,000	350,149
iStar, Inc., 4.75%, 10/01/2024	880,000	744,704
Itron, Inc., 5.00%, 01/15/2026(a)	516,000	494,608
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	917,000	856,439
JBS Investments GmbH, 6.25%, 02/05/2023(a)	1,250,000	1,237,506
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 01/15/2030(a)	504,000	523,177
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(a)	654,000	554,670
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.25%, 06/01/2026(a)	350,000	352,161
4.75%, 06/01/2027(a)	144,000	136,363
Koppers, Inc., 6.00%, 02/15/2025(a)	570,000	460,258
Kraft Heinz Foods Co., 5.00%, 06/04/2042	399,000	379,931
L Brands, Inc.,
5.25%, 02/01/2028	115,000	88,487
7.50%, 06/15/2029	491,000	390,075
6.88%, 11/01/2035	1,152,000	858,614
Lamar Media Corp., 5.75%, 02/01/2026	267,000	274,676
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(a)	235,000	232,945
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Lennar Corp.,
4.75%, 04/01/2021	$1,045,000	$1,040,256
4.50%, 04/30/2024	134,000	131,896
4.75%, 05/30/2025	367,000	355,533
5.25%, 06/01/2026	244,000	244,791
5.00%, 06/15/2027	573,000	529,190
Level 3 Financing, Inc.,
5.38%, 05/01/2025	692,000	692,868
5.25%, 03/15/2026	971,000	975,782
Lions Gate Capital Holdings LLC,
6.38%, 02/01/2024(a)	235,000	208,555
5.88%, 11/01/2024(a)	299,000	257,306
Lithia Motors, Inc.,
5.25%, 08/01/2025(a)	680,000	597,547
4.63%, 12/15/2027(a)	189,000	171,536
Louisiana-Pacific Corp., 4.88%, 09/15/2024	816,000	710,936
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028(a)	1,074,000	814,675
Mattel, Inc., 6.75%, 12/31/2025(a)	423,000	434,106
McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.63%, 12/31/2049(a)(g)	1,470,000	71,663
Meredith Corp., 6.88%, 02/01/2026	578,000	501,107
Meritage Homes Corp., 5.13%, 06/06/2027	508,000	481,860
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc., 5.63%, 05/01/2024	351,000	339,156
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 5.75%, 02/01/2027	105,000	91,744
MGM Resorts International,
6.00%, 03/15/2023	1,141,000	1,108,202
5.75%, 06/15/2025	123,000	111,004
4.63%, 09/01/2026	344,000	294,900
Michaels Stores, Inc., 8.00%, 07/15/2027(a)	618,000	460,750
Micron Technology, Inc., 4.66%, 02/15/2030	639,000	670,034
Moog, Inc., 4.25%, 12/15/2027(a)	264,000	240,240
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(a)	503,000	441,398
MPT Operating Partnership L.P./MPT Finance Corp.,
6.38%, 03/01/2024	79,000	79,296
5.00%, 10/15/2027	78,000	76,251
4.63%, 08/01/2029	962,000	890,451
MSCI, Inc., 5.75%, 08/15/2025(a)	594,000	617,659
MTS Systems Corp., 5.75%, 08/15/2027(a)	548,000	512,951
Murphy Oil USA, Inc.,
5.63%, 05/01/2027	577,000	570,274
4.75%, 09/15/2029	392,000	369,676
Murray Energy Corp., 12.00%, 04/15/2024(a)(g)	2,352,945	2,965
Principal Amount		Value
United States–(continued)
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027(a)	$116,000	$99,252
Navient Corp.,
6.63%, 07/26/2021	237,000	244,525
6.50%, 06/15/2022	221,000	218,016
6.13%, 03/25/2024	434,000	409,058
5.88%, 10/25/2024	316,000	292,414
6.75%, 06/25/2025	306,000	283,815
6.75%, 06/15/2026	165,000	152,716
5.00%, 03/15/2027	417,000	361,622
Neiman Marcus Group Ltd. LLC, Term Loan, 7.00% (3 mo. USD LIBOR + 6.50%), 10/25/2023(d)	310	121
Netflix, Inc.,
5.88%, 11/15/2028	1,707,000	1,835,964
5.38%, 11/15/2029(a)	594,000	624,027
NGL Energy Partners L.P./NGL Energy Finance Corp.,
7.50%, 11/01/2023	124,000	44,016
6.13%, 03/01/2025	369,000	128,687
7.50%, 04/15/2026	147,000	52,496
Novelis Corp., 4.75%, 01/30/2030(a)	340,000	304,512
NRG Energy, Inc.,
6.63%, 01/15/2027	816,000	853,169
5.25%, 06/15/2029(a)	826,000	855,364
NuStar Logistics L.P.,
4.80%, 09/01/2020	235,000	206,486
6.00%, 06/01/2026	818,000	609,919
Occidental Petroleum Corp., 2.70%, 08/15/2022	900,000	642,088
OI European Group B.V., 4.00%, 03/15/2023(a)	442,000	423,765
Olin Corp.,
5.13%, 09/15/2027	110,000	99,059
5.63%, 08/01/2029	943,000	873,029
5.00%, 02/01/2030	117,000	101,141
Omnicare, Inc., 4.75%12/01/2022	1,765,000	1,870,609
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/2022(a)	225,000	228,485
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.,
6.25%, 05/15/2026(a)	138,000	131,186
8.50%, 05/15/2027(a)	278,000	244,070
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(a)	488,000	489,257
Party City Holdings, Inc., 6.63%, 08/01/2026(a)	218,000	22,890
PBF Holding Co. LLC/PBF Finance Corp.,
7.25%, 06/15/2025	167,000	112,985
6.00%, 02/15/2028(a)	326,000	221,680
Penn National Gaming, Inc., 5.63%, 01/15/2027(a)	279,000	209,365
Penske Automotive Group, Inc., 5.50%, 05/15/2026	762,000	698,396
PetSmart, Inc., 5.88%, 06/01/2025(a)	251,000	249,117
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Pilgrim’s Pride Corp.,
5.75%, 03/15/2025(a)	$238,000	$240,679
5.88%, 09/30/2027(a)	586,000	587,143
Pitney Bowes, Inc., 5.70%, 04/01/2023	157,000	117,021
Post Holdings, Inc., 4.63%, 04/15/2030(a)	349,000	336,785
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026(a)	437,000	430,717
QEP Resources, Inc.,
6.88%, 03/01/2021	235,000	121,894
5.63%, 03/01/2026	814,000	303,276
Quicken Loans, Inc.,
5.75%, 05/01/2025(a)	140,000	140,176
5.25%, 01/15/2028(a)	147,000	144,761
R.R. Donnelley & Sons Co., 7.88%, 03/15/2021	158,000	161,350
Reynolds Group Issuer, Inc./LLC, 5.13%, 07/15/2023(a)	315,000	314,605
SBA Communications Corp., 4.00%, 10/01/2022	280,000	282,010
Scientific Games International, Inc.,
8.25%, 03/15/2026(a)	187,000	120,752
7.00%, 05/15/2028(a)	280,000	173,754
Sensata Technologies B.V., 5.63%, 11/01/2024(a)	245,000	241,018
Silgan Holdings, Inc., 4.13%, 02/01/2028(a)	350,000	325,500
Simmons Foods, Inc.,
7.75%, 01/15/2024(a)	114,000	114,997
5.75%, 11/01/2024(a)	322,000	294,326
Sirius XM Radio, Inc., 5.50%, 07/01/2029(a)	541,000	554,823
Southwestern Energy Co.,
6.20%, 01/23/2025	67,000	46,124
7.50%, 04/01/2026	462,000	306,110
Spectrum Brands, Inc.,
6.13%, 12/15/2024	231,000	222,625
5.00%, 10/01/2029(a)	444,000	381,193
Spirit AeroSystems, Inc., 4.60%, 06/15/2028	167,000	143,933
Springleaf Finance Corp.,
6.88%, 03/15/2025	653,000	662,527
7.13%, 03/15/2026	817,000	804,234
Standard Industries, Inc.,
5.38%, 11/15/2024(a)	348,000	336,700
6.00%, 10/15/2025(a)	799,000	791,226
5.00%, 02/15/2027(a)	172,000	157,718
Station Casinos LLC, 4.50%, 02/15/2028(a)	222,000	181,485
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.88%, 03/01/2027	274,000	254,763
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(a)	1,231,000	895,516
Sunoco L.P./Sunoco Finance Corp.,
4.88%, 01/15/2023	135,000	131,546
5.50%, 02/15/2026	66,000	57,672
6.00%, 04/15/2027	105,000	91,032
5.88%, 03/15/2028	733,000	614,652
Principal Amount		Value
United States–(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	$698,000	$611,626
5.13%, 02/01/2025	589,000	506,463
5.88%, 04/15/2026	1,176,000	985,631
6.50%, 07/15/2027	105,000	90,300
5.00%, 01/15/2028	371,000	301,635
5.50%, 03/01/2030(a)	113,000	88,281
Taylor Morrison Communities, Inc.,
5.88%, 01/31/2025(a)	298,000	280,492
5.75%, 01/15/2028(a)	410,000	369,598
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(a)	401,000	396,487
TEGNA, Inc., 5.50%, 09/15/2024(a)	209,000	199,334
Teleflex, Inc., 4.88%, 06/01/2026	592,000	582,257
Tenet Healthcare Corp.,
6.25%, 02/01/2027(a)	258,000	252,517
5.13%, 11/01/2027(a)	1,177,000	1,128,449
Tenneco, Inc., 5.38%, 12/15/2024	628,000	357,172
Terraform Global Operating LLC, 6.13%, 03/01/2026(a)	342,000	336,372
TerraForm Power Operating LLC,
4.25%, 01/31/2023(a)	157,000	156,995
5.00%, 01/31/2028(a)	43,000	45,294
Titan International, Inc., 6.50%, 11/30/2023	864,000	396,356
T-Mobile USA, Inc.,
4.00%, 04/15/2022	299,000	301,984
6.00%, 04/15/2024	232,000	237,213
5.13%, 04/15/2025	139,000	143,162
4.75%, 02/01/2028	427,000	443,247
TransDigm, Inc.,
6.50%, 07/15/2024	362,000	346,943
6.25%, 03/15/2026(a)	235,000	235,146
6.38%, 06/15/2026	706,000	679,913
Transocean, Inc., 8.00%, 02/01/2027(a)	140,000	67,025
TreeHouse Foods, Inc., 6.00%, 02/15/2024(a)	659,000	658,173
Triumph Group, Inc., 7.75%, 08/15/2025	586,000	421,185
United Airlines Holdings, Inc.,
4.25%, 10/01/2022	322,000	294,968
4.88%, 01/15/2025	261,000	226,742
United Rentals North America, Inc.,
5.88%, 09/15/2026	1,120,000	1,142,820
6.50%, 12/15/2026	471,000	480,679
4.88%, 01/15/2028	280,000	273,154
5.25%, 01/15/2030	504,000	506,646
US Foods, Inc., 5.88%, 06/15/2024(a)	600,000	545,247
Vericast Corp., 8.38%, 08/15/2022(a)	160,000	124,750
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(a)		$160,000	$148,700
3.75%, 02/15/2027(a)		161,000	152,648
4.13%, 08/15/2030(a)		161,000	153,453
Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)		131,000	135,843
5.63%, 02/15/2027(a)		224,000	232,243
5.00%, 07/31/2027(a)		491,000	501,090
Waste Pro USA, Inc., 5.50%, 02/15/2026(a)		433,000	404,754
West Corp., 5.38%, 07/15/2022(a)		624,000	600,600
Whiting Petroleum Corp.,
5.75%, 03/15/2021		410,000	30,320
6.63%, 01/15/2026		831,000	62,387
1.25%, 12/31/2049		66,000	32,340
William Carter Co. (The), 5.63%, 03/15/2027(a)		738,000	712,563
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.50%, 03/01/2025(a)		467,000	437,798
5.25%, 05/15/2027(a)		322,000	292,617
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(a)		357,000	326,878
XPO Logistics, Inc.,
6.13%, 09/01/2023(a)		471,000	463,937
6.75%, 08/15/2024(a)		222,000	218,460
Yum! Brands, Inc., 7.75%, 04/01/2025(a)		37,000	38,943
			130,353,258
Zambia–0.13%
First Quantum Minerals Ltd., 7.25%, 04/01/2023(a)		1,324,000	1,141,957
Total U.S. Dollar Denominated Bonds & Notes (Cost $371,190,425)			312,596,057
Non-U.S. Dollar Denominated Bonds & Notes–22.10%(h)
Argentina–1.42%
Argentina Treasury Bills,
0.00%, 05/28/2020(e)	ARS	56,000,000	814,462
0.00%, 07/29/2020(e)	ARS	189,100,000	3,212,838
0.00%, 08/27/2020(e)	ARS	166,600,000	2,007,130
0.00%, 10/29/2020(e)	ARS	505,000,000	6,881,408
Argentine Bonos del Tesoro, 18.20%, 10/03/2021	ARS	9,285,000	69,875
			12,985,713
Brazil–0.52%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2045	BRL	3,400,000	2,680,909
Series F, 10.00%, 01/01/2029	BRL	4,500,000	987,994
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	5,250,000	1,065,944
			4,734,847
	Principal Amount		Value
Colombia–0.31%
Colombian Titulos De Tesoreria, Series B, 10.00%, 07/24/2024	COP	10,146,000,000	$2,856,058
Cyprus–0.81%
Cyprus Government International Bond,
1.25%, 01/21/2040(a)	EUR	5,250,000	5,471,563
2.75%, 05/03/2049(a)	EUR	1,375,000	1,886,236
			7,357,799
Denmark–0.13%
Danske Bank A/S, 5.88% (EUSA7 + 5.47%)(a)(b)	EUR	1,110,000	1,179,936
Egypt–0.76%
Egypt Government International Bond, 16.00%, 06/11/2022	EGP	50,300,000	3,293,431
Egyptian Government International Bond,
16.00%, 12/12/2020	EGP	29,000,000	1,858,939
4.75%, 04/16/2026(a)	EUR	1,900,000	1,806,136
			6,958,506
France–0.43%
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.38% (3 mo. EURIBOR + 5.77%)(a)(b)	EUR	2,000,000	2,212,965
Credit Agricole S.A., 7.50% (5 yr. GBP Swap Rate + 4.54%)(a)(b)	GBP	625,000	711,087
La Mondiale SAM, 5.05% (5 yr. EUR Swap Rate + 5.05%)(a)(b)	EUR	825,000	920,641
Quatrim S.A.S.U., 5.88%, 01/15/2024(a)	EUR	100,000	107,922
			3,952,615
Germany–0.42%
Deutsche Bank AG, 2.63%, 02/12/2026(a)	EUR	3,850,000	3,847,452
Greece–2.40%
Hellenic Republic Government Bond,
3.90%, 01/30/2033(a)	EUR	4,885,000	6,741,718
1.88%, 02/04/2035(a)	EUR	9,940,000	11,302,668
4.00%, 01/30/2037(a)	EUR	2,186,877	3,189,429
Series GDP, 0.00%, 10/15/2042(e)	EUR	23,730,000	81,133
National Bank of Greece S.A., 8.25% (5 yr. EUR Swap Rate + 8.46%), 07/18/2029(a)(d)	EUR	500,000	445,047
Piraeus Bank S.A., 9.75% (5 yr. EUR Swap Rate + 9.95%), 06/26/2029(a)(d)	EUR	250,000	181,978
			21,941,973
India–2.79%
Export-Import Bank of India,
Series T-03, 8.00%, 05/27/2021	INR	80,000,000	1,080,103
Series U-01, 7.35%, 05/18/2022	INR	70,000,000	947,944
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount		Value
India–(continued)
Indian Government International Bond,
7.72%, 05/25/2025	INR	15,000,000	$212,158
8.20%, 09/24/2025	INR	215,600,000	3,101,071
7.59%, 01/11/2026	INR	300,000,000	4,208,971
8.24%, 02/15/2027	INR	215,000,000	3,114,820
7.17%, 01/08/2028	INR	155,000,000	2,134,416
LIC Housing Finance Ltd., Series 351, 7.45%, 10/17/2022	INR	70,000,000	942,475
National Bank for Agriculture and Rural Development, Series 19D, 8.39%, 07/19/2021	INR	55,000,000	747,162
Power Finance Corp. Ltd.,
Series 150, 7.50%, 08/16/2021	INR	140,000,000	1,875,039
Series 154, 7.27%, 12/22/2021	INR	140,000,000	1,872,571
Series 165, 7.42%, 06/26/2020	INR	43,000,000	571,999
REC Ltd., Series 139, 7.24%, 10/21/2021	INR	140,000,000	1,864,862
Reliance Industries Ltd., Series A, 7.00%, 08/31/2022	INR	210,000,000	2,856,661
			25,530,252
Indonesia–2.78%
Indonesia Treasury Bond,
Series FR56, 8.38%, 09/15/2026	IDR	104,095,000,000	6,588,532
Series FR64, 6.13%, 05/15/2028	IDR	20,000,000,000	1,080,703
Series FR77, 8.13%, 05/15/2024	IDR	26,000,000,000	1,644,408
Series FR78, 8.25%, 05/15/2029	IDR	29,100,000,000	1,815,358
Series FR82, 7.00%, 09/15/2030	IDR	55,000,000,000	3,161,404
Series FR83, 7.50%, 04/15/2040	IDR	21,250,000,000	1,211,029
Indonesian Treasury Bond,
Series FR59, 7.00%, 05/15/2027	IDR	90,000,000,000	5,262,445
Series FR74, 7.50%, 08/15/2032	IDR	72,480,000,000	4,111,276
PT Jasa Marga (Persero) Tbk, 7.50%, 12/11/2020(a)	IDR	9,160,000,000	557,238
			25,432,393
Italy–0.37%
Banca Monte dei Paschi di Siena S.p.A., 5.38% (5 yr. EUR Swap Rate + 5.01%), 01/18/2028(a)(d)	EUR	750,000	441,304
Intesa Sanpaolo S.p.A., 6.25% (5 yr. EUR Swap Rate + 5.86%)(a)(b)	EUR	625,000	576,836
UniCredit S.p.A.,
4.88% (EUAMDB05 + 4.74%), 02/20/2029(a)	EUR	625,000	644,060
6.63% (5 yr. EUR Swap Rate + 6.39%)(a)(b)	EUR	500,000	433,907
	Principal Amount		Value
Italy–(continued)
Unipol Gruppo S.p.A., 3.50%, 11/29/2027(a)	EUR	1,250,000	$1,297,070
			3,393,177
Ivory Coast–0.46%
Ivory Coast Government International Bond,
5.25%, 03/22/2030(a)	EUR	2,110,000	2,007,139
6.88%, 10/17/2040(a)	EUR	2,330,000	2,215,777
			4,222,916
Mexico–1.51%
Banco Invex S.A./Hipotecaria Credito y Casa S.A. de C.V., Series 062U, 6.45%, 03/13/2034(f)	MXN	4,830,531	0
J.P. Morgan S.A./Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(a)	MXN	5,808,600	27,387
Mexican Bonos,
Series M, 5.75%, 03/05/2026	MXN	24,445,000	974,709
Series M20, 8.50%, 05/31/2029	MXN	256,700,000	11,689,548
Petroleos Mexicanos, 3.75%, 04/16/2026(a)	EUR	1,400,000	1,126,719
			13,818,363
Netherlands–0.33%
Cooperatieve Rabobank U.A., 4.63% (5 yr. EUR Swap Rate + 4.10%)(a)(b)	EUR	1,800,000	1,744,559
Starfruit Finco B.V./Starfruit US Holdco LLC, 6.50%, 10/01/2026(a)	EUR	1,455,000	1,283,775
			3,028,334
Portugal–0.46%
Banco Comercial Portugues S.A., 4.50% (5 yr. EUR Swap Rate + 4.27%), 12/07/2027(a)(d)	EUR	500,000	422,107
Caixa Geral de Depositos S.A., 10.75% (5 yr. EUR Swap Rate + 10.93%)(a)(b)	EUR	2,400,000	2,627,927
Novo Banco S.A.,
3.50%, 02/19/2043(a)	EUR	750,000	699,479
3.50%, 03/18/2043(a)	EUR	500,000	470,447
			4,219,960
Russia–2.04%
Mos.ru, 5.00%, 08/22/2034(f)	RUB	22,725,040	0
Russia Government Bond, Series 6212, 7.05%, 01/19/2028	RUB	250,000,000	3,271,565
Russian Federal Bond - OFZ,
Series 6221, 7.70%, 03/23/2033	RUB	400,000,000	5,521,569
Series 6225, 7.25%, 05/10/2034	RUB	537,500,000	7,155,614
Series 6228, 7.65%, 04/10/2030	RUB	200,000,000	2,728,419
			18,677,167
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount		Value
South Africa–2.12%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	90,000,000	$4,131,531
Series 2037, 8.50%, 01/31/2037	ZAR	57,000,000	2,413,600
Series 2048, 8.75%, 02/28/2048	ZAR	89,000,000	3,737,298
Series R186, 10.50%, 12/21/2026	ZAR	158,675,000	9,060,413
			19,342,842
Spain–0.80%
Banco Bilbao Vizcaya Argentaria S.A.,
5.88% (5 yr. EUR Swap Rate + 5.78%)(a)(b)	EUR	825,000	767,658
8.88% (5 yr. EUR Swap Rate + 9.18%)(a)(b)	EUR	620,000	669,804
Banco de Sabadell S.A., 6.50% (5 yr. EUR Swap Rate + 6.41%)(a)(b)	EUR	600,000	485,452
Banco Santander S.A.,
4.38% (5 yr. EUR Swap Rate + 4.53%)(a)(b)	EUR	600,000	498,189
5.25% (5 yr. EUR Swap Rate + 5.00%)(a)(b)	EUR	1,400,000	1,270,017
Bankinter S.A., 8.63% (5 yr. EUR Swap Rate + 8.87%)(a)(b)	EUR	1,145,000	1,205,878
CaixaBank S.A., 6.75%(a)(b)	EUR	2,615,000	2,369,031
			7,266,029
Supranational–0.09%
European Bank for Reconstruction and Development, 6.85%, 06/21/2021	IDR	10,600,000,000	647,360
International Finance Corp., 0.00%, 02/15/2029(a)(e)	TRY	3,700,000	188,213
			835,573
Turkey–0.45%
Turkey Government Bond,
8.50%, 09/14/2022	TRY	15,200,000	2,134,654
12.40%, 03/08/2028	TRY	13,500,000	1,973,991
			4,108,645
United Kingdom–0.62%
Barclays PLC,
6.38% (5 yr. UK Gilt Rate + 6.02%)(a)(b)	GBP	625,000	610,958
5.88% (5 yr. GBP Swap Rate + 4.91%)(a)(b)	GBP	625,000	551,922
eG Global Finance PLC, 6.25%, 10/30/2025(a)	EUR	250,000	221,916
HSBC Holdings PLC,
5.25% (5 yr. EUR Swap Rate + 4.38%)(a)(b)	EUR	1,985,000	1,946,257
6.00% (5 yr. EUR Swap Rate + 5.34%)(a)(b)	EUR	2,205,000	2,279,389
			5,610,442
	Principal Amount		Value
United States–0.08%
AT&T, Inc., Series B, 2.88%(b)	EUR	700,000	$687,878
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $259,321,616)			201,988,870

Asset-Backed Securities–17.52%
American Credit Acceptance Receivables Trust,
Series 2017-4, Class C, 2.94%, 01/10/2024(a)		$113,214	112,466
Series 2017-4, Class D, 3.57%, 01/10/2024(a)		673,000	671,941
Series 2019-2, Class D, 3.41%, 06/12/2025(a)		1,720,000	1,488,424
Series 2019-3, Class C, 2.76%, 09/12/2025(a)		1,835,000	1,819,156
Series 2018-3, Class D, 4.14%, 10/15/2024(a)		300,000	291,939
AmeriCredit Automobile Receivables Trust,
Series 2019-3, Class D, 2.58%, 09/18/2025		1,550,000	1,470,422
Series 2020-1, Class D, 1.80%, 12/18/2025		2,350,000	2,204,599
Series 2017-2, Class D, 3.42%, 04/18/2023		830,000	827,316
Series 2017-4, Class D, 3.08%, 12/18/2023		375,000	368,345
Series 2019-2, Class C, 2.74%, 04/18/2025		1,185,000	1,154,783
Series 2019-2, Class D, 2.99%, 06/18/2025		3,290,000	3,231,563
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 3.84% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)		23,038	21,717
Benchmark Mortgage Trust, Series 2018-B1, Class XA, 0.52%, 01/15/2051(i)		5,712,949	181,946
Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(a)		110,000	108,824
CarMax Auto Owner Trust,
Series 2019-3, Class D, 2.85%, 01/15/2026		990,000	990,422
Series 2017-1, Class D, 3.43%, 07/17/2023		630,000	633,643
Series 2017-4, Class D, 3.30%, 05/15/2024		280,000	277,352
Series 2018-1, Class D, 3.37%, 07/15/2024		195,000	180,649
CCG Receivables Trust,
Series 2018-1, Class C, 3.42%, 06/16/2025(a)		70,000	70,166
Series 2019-1, Class B, 3.22%, 09/14/2026(a)		140,000	140,560
Series 2019-1, Class C, 3.57%, 09/14/2026(a)		35,000	35,183
Series 2017-1, Class B, 2.75%, 11/14/2023(a)		635,000	634,762
Series 2018-1, Class B, 3.09%, 06/16/2025(a)		240,000	236,700
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value

CD Commercial Mortgage Trust, Series 2017-CD6, Class XA, 0.96%, 11/13/2050(i)	$2,279,113	$110,854
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.88%, 01/25/2036(i)	8,442	7,281
CHL Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	326,296	305,470
Series 2005-JA, Class A7, 5.50%, 11/25/2035	344,852	324,093
Citigroup Commercial Mortgage Trust,
Series 2017-C4, Class XA, 1.11%, 10/12/2050(i)	6,073,537	341,789
Series 2014-GC21, Class AAB, 3.48%, 05/10/2047	224,248	231,138
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 4.36%, 05/25/2035(i)	384,762	362,373
Series 2006-AR1, Class 1A1, 3.88% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)	93,440	86,820
Series 2014-8, Class 1A2, 2.23% (1 mo. USD LIBOR + 0.29%), 07/20/2036(a)(d)	2,745,158	2,613,622
CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	185,000	184,821
COMM Mortgage Trust,
Series 2012-CR5, Class XA, 1.53%, 12/10/2045(i)	2,422,347	78,009
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	455,000	474,772
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	165,809	170,992
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	1,600,000	1,669,342
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	25,000	26,024
Connecticut Avenue Securities Trust,
Series 2019-R02, Class 1M2, 3.93% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(d)	644,841	540,367
Series 2018-R07, Class 1M2, 4.03% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(d)	2,118,987	1,834,758
CPS Auto Receivables Trust, Series 2018-A, Class B, 2.77%, 04/18/2022(a)	126,598	126,370
Credit Acceptance Auto Loan Trust,
Series 2019-1A, Class B, 3.75%, 04/17/2028(a)	85,000	83,586
Series 2019-1A, Class C, 3.94%, 06/15/2028(a)	515,000	506,441
Series 2017-3A, Class C, 3.48%, 10/15/2026(a)	565,000	562,650
Series 2018-1A, Class C, 3.77%, 06/15/2027(a)	1,040,000	1,042,267
Principal Amount		Value

CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 1.89% (1 mo. USD LIBOR + 0.23%), 12/15/2035(d)	$14,048	$13,571
Series 2006-H, Class 2A1A, 1.81% (1 mo. USD LIBOR + 0.15%), 11/15/2036(d)	14,167	10,125
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(a)	270,000	270,779
Series 2019-2, Class D, 2.48%, 04/22/2025(a)	1,290,000	1,271,587
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.15%, 06/25/2036(i)	38,681	34,439
Deutsche Mortgage Securities, Inc., Series 2013-RS1, Class 1A2, 1.87% (1 mo. USD LIBOR + 0.22%), 07/22/2036(a)(d)	2,778,950	2,667,552
Drive Auto Receivables Trust,
Series 2018-3, Class D, 4.30%, 09/16/2024	175,000	173,902
Series 2019-3, Class C, 2.90%, 08/15/2025	2,255,000	2,203,643
Series 2019-3, Class D, 3.18%, 10/15/2026	2,540,000	2,454,943
DT Auto Owner Trust,
Series 2019-3A, Class D, 2.96%, 04/15/2025(a)	875,000	847,122
Series 2017-1A, Class E, 5.79%, 02/15/2024(a)	415,000	417,947
Series 2019-2A, Class D, 3.48%, 02/18/2025(a)	285,000	236,860
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	2,050,000	2,010,288
Series 2017-1A, Class D, 3.55%, 11/15/2022(a)	247,109	246,615
Series 2017-2A, Class D, 3.89%, 01/15/2023(a)	338,350	338,210
Series 2017-4A, Class D, 3.47%, 07/17/2023(a)	455,334	454,338
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	2,170,000	1,961,421
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	2,730,000	2,593,190
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Principal Amount		Value

FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.87%, 01/25/2050(a)(i)	$280,000	$274,989
Series 2013-K25, Class C, 3.62%, 11/25/2045(a)(i)	135,000	133,763
Series 2013-K26, Class C, 3.60%, 12/25/2045(a)(i)	95,000	94,017
Series 2013-K27, Class C, 3.50%, 01/25/2046(a)(i)	1,460,000	1,440,085
Series 2013-K28, Class C, 3.49%, 06/25/2046(a)(i)	2,330,000	2,287,141
Series 2013-K29, Class C, 3.48%, 05/25/2046(a)(i)	2,300,000	2,255,869
Series 2015-K44, Class B, 3.68%, 01/25/2048(a)(i)	2,310,000	2,294,924
Series 2015-K45, Class B, 3.71%, 04/25/2048(a)	4,646,000	4,598,370
Series 2017-K724, Class B, 3.60%, 11/25/2023(a)(i)	1,535,000	1,528,557
Series 2016-K54, Class C, 4.05%, 04/25/2048(a)(i)	1,810,000	1,723,335
Series 2016-K723, Class C, 3.70%, 11/25/2023(a)(i)	815,000	796,727
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 07/15/2022(a)	201,684	200,890
GS Mortgage Securities Trust,
Series 2013-GCJ12, Class AAB, 2.68%, 06/10/2046	58,871	59,290
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	160,000	168,665
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	181,269	186,925
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 4.66%, 07/25/2035(i)	6,824	5,893
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 2.25% (1 mo. USD LIBOR + 0.31%), 07/25/2035(d)	6,860	6,744
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	235,000	237,656
Series 2014-C20, Class AS, 4.04%, 07/15/2047	630,000	658,443
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 3.98%, 07/25/2035(i)	29,802	27,395
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(i)	680,000	676,292
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 1.73% (1 mo. USD LIBOR + 0.10%), 08/25/2036(d)	815,242	324,571
Morgan Stanley BAML Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	570,000	576,968
Series 2014-C14, Class B, 4.76%, 02/15/2047(i)	240,000	248,682
	Principal Amount		Value

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, 0.79%, 12/15/2050(i)		$2,003,999	$96,119
Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-1, Class C, 2.58% (1 mo. USD LIBOR + 0.95%), 05/25/2024(a)(d)		270,000	262,691
Series 2019-1, Class D, 3.08% (1 mo. USD LIBOR + 1.45%), 05/25/2024(a)(d)		255,000	248,029
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)		1,410,000	1,361,718
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036		10,667	8,990
Residential Asset Securitization Trust, Series 2005-A6CB, Class A7, 6.00%, 06/25/2035		1,450,165	1,231,119
Santander Drive Auto Receivables Trust,
Series 2017-1, Class E, 5.05%, 07/15/2024(a)		1,110,000	1,104,303
Series 2019-2, Class D, 3.22%, 07/15/2025		170,000	168,228
Series 2019-3, Class D, 2.68%, 10/15/2025		1,910,000	1,825,907
Series 2017-2, Class D, 3.49%, 07/17/2023		190,000	189,597
Series 2017-3, Class D, 3.20%, 11/15/2023		760,000	764,019
Series 2018-1, Class D, 3.32%, 03/15/2024		290,000	281,481
Series 2018-2, Class D, 3.88%, 02/15/2024		145,000	144,769
Santander Retail Auto Lease Trust,
Series 2019-A, Class C, 3.30%, 05/22/2023(a)		2,680,000	2,708,435
Series 2019-B, Class C, 2.77%, 08/21/2023(a)		1,410,000	1,223,655
Series 2019-C, Class C, 2.39%, 11/20/2023(a)		2,365,000	2,336,203
SLM Student Loan Trust, Series 2004-5X, Class A6, 0.01% (3 mo. EURIBOR + 0.40%), 10/25/2039(a)(h)	EUR	8,246,759	8,493,763
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)		483,597	470,609
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, 1.01%, 11/15/2050(i)		3,776,503	199,522
United Auto Credit Securitization Trust, Series 2019-1, Class C, 3.16%, 08/12/2024(a)		130,000	125,823
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 3.75%, 12/25/2035(i)		5,746	5,015
Series 2003-AR10, Class A7, 4.18%, 10/25/2033(i)		37,516	34,314
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

	Principal Amount		Value

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, 0.89%, 12/15/2050(i)		$2,781,479	$155,213
Westlake Automobile Receivables Trust,
Series 2017-2A, Class E, 4.63%, 07/15/2024(a)		685,000	684,687
Series 2020-1A, Class D, 2.80%, 06/16/2025(a)		2,565,000	2,237,560
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA, 1.31%, 03/15/2044(a)(i)		2,758,366	27,742
Series 2013-C14, Class AS, 3.49%, 06/15/2046		640,000	648,633
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(i)		395,000	413,457
Series 2014-C20, Class AS, 4.18%, 05/15/2047		490,000	511,074
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 5.06% (3 mo. USD LIBOR + 3.25%), 07/23/2029(a)(d)		250,000	200,645
Alba PLC, Series 2007-1, Class F, 3.74% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(a)(d)(h)	GBP	435,910	465,322
Eurosail PLC, Series 2006-2X, Class E1C, 3.76% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(a)(d)(h)	GBP	1,830,000	1,793,395
Gemgarto PLC, Series 2018-1, Class E, 2.74% (3 mo. GBP LIBOR + 2.25%), 09/16/2065(a)(d)(h)	GBP	2,224,480	2,466,071
Hawksmoor Mortgage Funding PLC,
Series 2019-1X, Class B, 2.46% (SONIO/N + 1.75%), 05/25/2053(a)(h)	GBP	8,770,000	10,416,129
Series 2019-1X, Class C, 2.81% (SONIO/N + 2.10%), 05/25/2053(a)(h)	GBP	4,040,000	4,799,356
Newgate Funding PLC, Series 2007-1X, Class A3, 0.83% (3 mo. GBP LIBOR + 0.16%), 12/01/2050(a)(d)(h)	GBP	8,420,668	9,204,699
Paragon Mortgages PLC, Series 13X, Class A1, 0.97% (3 mo. GBP LIBOR + 0.24%), 01/15/2039(a)(d)(h)	GBP	9,870,000	11,119,687
Towd Point Mortgage Funding,
Series 2019-GR4X, Class B, 2.10% (3 mo. GBP LIBOR + 1.40%), 10/20/2051(a)(d)(h)	GBP	2,520,000	2,918,195
Series 2019-GR4X, Class C, 2.45% (3 mo. GBP LIBOR + 1.75%), 10/20/2051(a)(d)(h)	GBP	3,700,000	4,305,470
Prosil Acquisition S.A., Series 2019-1, Class A, 1.60% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(h)	EUR	2,372,598	2,587,275
	Principal Amount		Value

Alhambra SME Funding,
Series 2019-1, Class A, 2.00% (EUR001M + 2.00%), 11/30/2028(a)(h)	EUR	5,000,000	$5,442,842
Series 2019-1, Class B, 2.50% (EUR001M + 2.50%), 11/30/2028(a)(h)	EUR	625,000	670,121
Series 2019-1, Class D, 8.81% (EUR001M + 9.25%), 11/30/2028(a)(h)	EUR	150,000	162,091
Futura Srl, Series 2019-1, Class A, 2.67% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(h)	EUR	2,740,000	2,200,060
BBVA Consumer Auto, Series 2018-1, Class C, 2.30%, 07/20/2031(a)(h)	EUR	5,000,000	5,521,516
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.30%, 04/19/2044(a)		$51,602	51,396
Total Asset-Backed Securities (Cost $169,076,170)			160,136,385

U.S. Government Sponsored Agency Mortgage-Backed Securities–9.87%
Federal Home Loan Mortgage Corp., 6.50%, 07/01/2029		21,740	24,427
Federal National Mortgage Association, 7.00%, 07/01/2032		30,803	36,174
Fannie Mae Interest STRIPS, IO, 5.50%, 04/25/2034		94,997	18,169
Fannie Mae Interest STRIPS, IO, 5.50%, 04/25/2034		52,323	9,952
Freddie Mac REMICs, IO, 5.30% (1 mo. USD LIBOR + 6.00%), 03/15/2024(d)		124,676	10,743
Fannie Mae REMICs, IO, 5.92% (1 mo. USD LIBOR + 7.55%), 10/25/2033(d)		238,260	50,829
Fannie Mae Interest STRIPS, IO, 5.50%, 06/25/2035		68,052	11,767
Fannie Mae Interest STRIPS, IO, 5.50%, 02/25/2035		33,662	6,192
Freddie Mac REMICs, IO, 6.00% (6.70% - 1 mo. USD LIBOR), 01/15/2035(d)		101,273	18,908
Fannie Mae REMICs, IO, 4.42% (6.05% - 1 mo. USD LIBOR), 03/25/2035(d)		289,725	53,842
Fannie Mae REMICs, IO, 5.07% (6.70% - 1 mo. USD LIBOR), 05/25/2035(d)		258,831	48,597
Fannie Mae REMICs, IO, 5.12% (6.75% - 1 mo. USD LIBOR), 05/25/2035(d)		398,130	64,038
Fannie Mae REMICs, IO, 4.97% (6.60% - 1 mo. USD LIBOR), 05/25/2035(d)		155,387	24,495
Freddie Mac REMICs, IO, 6.02% (1 mo. USD LIBOR + 6.72%), 05/15/2035(d)		206,676	42,502
Fannie Mae REMICs, IO, 5.07% (1 mo. USD LIBOR + 6.70%), 10/25/2031(d)		14,091	2,512
Fannie Mae REMICs, 4.50%, 08/25/2025		41,080	42,525
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

		Value
Fannie Mae Interest STRIPS, IO, 6.00%, 08/25/2035	44,060	$9,793
Freddie Mac REMICs, 22.17% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(d)	60,533	102,164
Fannie Mae REMICs, 5.50%, 12/25/2025	318,589	334,352
Fannie Mae REMICs, 18.60% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(d)	60,367	102,348
Fannie Mae REMICs, 18.23% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(d)	84,770	140,236
Fannie Mae REMICs, IO, 5.60% (1 mo. USD LIBOR + 7.23%), 09/25/2036(d)	283,902	47,024
Freddie Mac STRIPS, IO, 6.00%, 12/15/2032	42,684	7,266
Fannie Mae REMICs, IO, 4.91% (1 mo. USD LIBOR + 6.54%), 06/25/2037(d)	278,543	58,064
Freddie Mac REMICs, IO, 6.30% (7.00% - 1 mo. USD LIBOR), 12/15/2037(d)	65,029	14,835
Freddie Mac REMICs, IO, 5.30% (6.00% - 1 mo. USD LIBOR), 04/15/2038(d)	20,437	3,615
Freddie Mac REMICs, IO, 5.37% (6.07% - 1 mo. USD LIBOR), 05/15/2038(d)	122,165	24,668
Fannie Mae REMICs, IO, 4.42% (6.05% - 1 mo. USD LIBOR), 07/25/2038(d)	10,379	1,713
Fannie Mae REMICs, IO, 5.07% (6.70% - 1 mo. USD LIBOR), 02/25/2024(d)	423	27
Fannie Mae REMICs, 2.57% (1 mo. USD LIBOR + 0.94%), 06/25/2037(d)	11,577	11,687
Freddie Mac REMICs, IO, 5.55% (6.25% - 1 mo. USD LIBOR), 12/15/2039(d)	33,673	6,142
Fannie Mae REMICs, 3.00%, 12/25/2020	263	263
Fannie Mae REMICs, IO, 4.50%, 11/25/2020	402	3
Fannie Mae REMICs, 5.00%, 04/25/2040	80,552	85,606
Fannie Mae REMICs, 2.75%, 06/25/2020	36	36
Fannie Mae REMICs, 4.00%, 03/25/2041	34,131	36,831
Government National Mortgage Association, IO, 5.95% (6.65% - 1 mo. USD LIBOR), 04/16/2041(d)	260,376	46,786
Freddie Mac REMICs, 3.00%, 05/15/2040	3,302	3,424
Fannie Mae REMICs, 4.00%, 08/25/2026	5,279	5,328
Fannie Mae REMICs, IO, 4.92% (6.55% - 1 mo. USD LIBOR), 10/25/2041(d)	116,982	24,016
Freddie Mac REMICs, 4.00%, 06/15/2038	43,249	47,168
		Value
Fannie Mae REMICs, 2.03% (1 mo. USD LIBOR + 0.40%), 03/25/2042(d)	140,050	$137,997
Fannie Mae REMICs, IO, 4.00%, 04/25/2041	596,710	60,724
Fannie Mae REMICs, IO, 4.52% (6.15% - 1 mo. USD LIBOR), 12/25/2042(d)	402,954	76,060
Freddie Mac REMICs, 1.50%, 07/15/2023	82,093	82,791
Federal National Mortgage Association, 5.50%, 04/01/2022	2,631	2,709
Freddie Mac Multifamily Structured Pass Through Ctfs., 0.65%, 02/25/2026(i)	1,678,596	54,726
Freddie Mac Multifamily Structured Pass Through Ctfs., Series K735, Class X1, 1.10%, 05/25/2026(i)	3,103,004	159,370
Federal National Mortgage Association, TBA, 3.00%, 04/01/2050	28,970,000	30,381,156
Federal National Mortgage Association, TBA, 3.50%, 04/01/2050	27,235,000	28,812,715
Fannie Mae, TBA, 2.50%, 04/01/2035(j)	5,285,000	5,484,220
Federal National Mortgage Association, 7.50%, 10/01/2029	71,802	85,482
Government National Mortgage Association, TBA, 3.50%, 04/01/2050(j)	11,310,000	11,916,890
Federal National Mortgage Association, TBA, 3.00%, 04/01/2035(j)	4,525,000	4,732,399
Federal Home Loan Mortgage Corp., 5.50%, 09/01/2039	179,765	203,301
Freddie Mac REMICs, IO, 6.05% (6.75% - 1 mo. USD LIBOR), 02/15/2035(d)	17,357	3,223
Freddie Mac REMICs, IO, 6.02% (6.72% - 1 mo. USD LIBOR), 05/15/2035(d)	142,391	22,978
Government National Mortgage Association, IO, 5.85% (6.55% - 1 mo. USD LIBOR), 04/16/2037(d)	160,222	32,219
Federal National Mortgage Association, 6.00%, 05/25/2029	1	0
Federal National Mortgage Association, 5.00%, 01/01/2022	492	518
Federal Home Loan Mortgage Corp., 6.00%, 11/01/2021	11,032	12,226
Federal National Mortgage Association, 5.50%, 02/01/2035	15,879	17,982
Government National Mortgage Association, ARM, 3.13% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(d)	1,394	1,435
Freddie Mac REMICs, 4.00%, 04/15/2040	62,045	63,931
Federal Home Loan Mortgage Corp., 6.50%, 08/01/2032	28,386	32,911
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

		Value
Federal Home Loan Mortgage Corp., 5.00%, 09/01/2033	161,987	$179,953
Freddie Mac STRIPS, IO, 6.50%, 02/01/2028	3,117	479
Fannie Mae REMICs, IO, 5.12% (6.75% - 1 mo. USD LIBOR), 03/25/2035(d)	7,820	1,343
Fannie Mae REMICs, 3.00%, 01/25/2021	682	684
Fannie Mae REMICs, 3.00%, 05/25/2020	16	16
Federal Home Loan Mortgage Corp., 7.00%, 10/01/2031	15,295	17,268
Federal Home Loan Mortgage Corp., 6.50%, 08/01/2031	84,767	95,604
Federal Home Loan Mortgage Corp., 7.50%, 01/01/2032	160,492	187,397
Federal Home Loan Mortgage Corp., 7.00%, 10/01/2037	13,533	15,474
Federal Home Loan Mortgage Corp., 6.50%, 11/01/2022	3,820	3,881
Federal National Mortgage Association, 5.00%, 07/01/2033	169,424	188,161
Federal National Mortgage Association, 5.50%, 07/01/2022	1,947	2,020
Federal National Mortgage Association, 7.50%, 02/01/2027	11,590	13,357
Federal National Mortgage Association, 7.50%, 03/01/2033	232,568	272,710
Federal National Mortgage Association, 8.50%, 07/01/2032	368	372
Federal National Mortgage Association, 7.00%, 04/01/2033	3,624	4,188
Federal National Mortgage Association, 6.50%, 12/01/2029	174,902	196,886
Federal National Mortgage Association, 7.50%, 01/01/2033	116,368	138,935
Federal National Mortgage Association, 7.00%, 04/01/2034	146,347	173,235
Federal National Mortgage Association, 7.00%, 04/01/2033	67,313	77,794
Federal National Mortgage Association, 7.50%, 09/01/2032	65,228	80,174
Federal National Mortgage Association, 5.00%, 03/01/2021	17	18
Federal National Mortgage Association, 5.50%, 04/01/2021	1,384	1,405
Federal National Mortgage Association, 7.00%, 01/01/2030	118,263	138,216
Federal National Mortgage Association, 5.50%, 05/01/2036	69,375	78,568
		Value
Federal National Mortgage Association, 6.50%, 01/01/2034	109,971	$125,518
Federal National Mortgage Association, 5.00%, 12/01/2021	5,569	5,868
Federal National Mortgage Association, 5.50%, 04/01/2022	2,784	2,859
Federal National Mortgage Association, 5.00%, 01/01/2024	31	33
Government National Mortgage Association, 8.00%, 05/15/2026	6,839	6,868
Government National Mortgage Association, 7.00%, 04/15/2028	10,990	12,266
Government National Mortgage Association, 7.00%, 07/15/2028	27,664	31,253
Freddie Mac REMICs, 7.50%, 09/15/2022	86,780	91,705
Fannie Mae Interest STRIPS, IO, 7.50%, 03/25/2023	33,192	2,673
Fannie Mae Interest STRIPS, IO, 7.50%, 05/25/2023	3,878	319
Freddie Mac REMICs, 6.75%, 02/15/2024	53,584	57,481
Fannie Mae Interest STRIPS, IO, 7.50%, 01/25/2024	77,260	7,481
Freddie Mac REMICs, 7.00%, 09/15/2026	199,109	222,509
Freddie Mac REMICs, 6.50%, 04/15/2028	101,505	116,371
Freddie Mac REMICs, IO, 7.90% (8.70% - 1 mo. USD LIBOR), 07/17/2028(d)	3,516	339
Freddie Mac REMICs, IO, 7.90% (8.70% - 1 mo. USD LIBOR), 07/17/2028(d)	7,020	824
Freddie Mac REMICs, 1.15% (1 mo. USD LIBOR + 0.45%), 12/15/2028(d)	171,750	171,414
Freddie Mac REMICs, 1.15% (1 mo. USD LIBOR + 0.45%), 02/15/2029(d)	5,087	4,991
Freddie Mac REMICs, IO, 6.95% (1 mo. USD LIBOR + 7.65%), 03/15/2029(d)	241,410	40,862
Freddie Mac REMICs, 6.00%, 04/15/2029	93,744	106,183
Fannie Mae Interest STRIPS, IO, 6.50%, 04/25/2029	19,477	3,548
Freddie Mac STRIPS, IO, 7.00%, 09/01/2029	18,871	3,532
Fannie Mae REMICs, 6.50%, 11/25/2029	60,146	68,459
Freddie Mac REMICs, 6.50%, 10/15/2029	72,114	82,686
Freddie Mac REMICs, 6.50%, 06/15/2031	8,773	10,062
Fannie Mae Interest STRIPS, IO, 6.50%, 06/25/2031	205,967	33,767
Freddie Mac REMICs, 1.65% (1 mo. USD LIBOR + 0.95%), 08/15/2031(d)	48,952	49,746
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

		Value
Freddie Mac REMICs, 6.50%, 10/15/2031	35,252	$41,440
Fannie Mae REMICs, IO, 6.24% (7.90% - 1 mo. USD LIBOR), 11/18/2031(d)	29,626	6,238
Fannie Mae REMICs, IO, 6.24% (7.90% - 1 mo. USD LIBOR), 12/18/2031(d)	7,053	1,296
Fannie Mae REMICs, IO, 6.27% (7.90% - 1 mo. USD LIBOR), 11/25/2031(d)	5,533	1,126
Fannie Mae REMICs, 6.00%, 01/25/2032	49,326	55,230
Fannie Mae REMICs, IO, 6.32% (7.95% - 1 mo. USD LIBOR), 01/25/2032(d)	6,118	1,210
Freddie Mac REMICs, IO, 7.25% (1 mo. USD LIBOR + 7.95%), 12/15/2026(d)	125,771	15,930
Fannie Mae Interest STRIPS, IO, 6.50%, 02/25/2032	102,664	19,331
Fannie Mae REMICs, IO, 6.47% (8.10% - 1 mo. USD LIBOR), 03/25/2032(d)	8,581	1,825
Freddie Mac REMICs, 1.65% (1 mo. USD LIBOR + 0.95%), 02/15/2032(d)	58,773	59,748
Fannie Mae REMICs, 2.63% (1 mo. USD LIBOR + 1.00%), 04/25/2032(d)	25,396	25,861
Fannie Mae Interest STRIPS, IO, 6.50%, 04/25/2032	31,045	7,396
Fannie Mae REMICs, IO, 6.17% (7.80% - 1 mo. USD LIBOR), 04/25/2032(d)	4,720	977
Freddie Mac REMICs, IO, 7.30% (1 mo. USD LIBOR + 8.00%), 04/15/2032(d)	429,698	70,050
Freddie Mac REMICs, 1.25% (1 mo. USD LIBOR + 0.55%), 01/15/2032(d)	55,483	55,524
Freddie Mac REMICs, 6.50%, 06/15/2032	123,320	142,825
Freddie Mac REMICs, 1.70% (1 mo. USD LIBOR + 1.00%), 03/15/2032(d)	26,543	27,033
Fannie Mae REMICs, IO, 5.37% (7.00% - 1 mo. USD LIBOR), 04/25/2032(d)	31,736	6,336
Freddie Mac REMICs, 1.70% (1 mo. USD LIBOR + 1.00%), 02/15/2032(d)	23,823	24,257
Fannie Mae Interest STRIPS, IO, 6.50%, 07/25/2032	29,424	5,878
Freddie Mac REMICs, 1.70% (1 mo. USD LIBOR + 1.00%), 03/15/2032(d)	45,542	46,381
Fannie Mae REMICs, IO, 6.37% (8.00% - 1 mo. USD LIBOR), 07/25/2032(d)	6,677	1,436
Freddie Mac REMICs, 1.70% (1 mo. USD LIBOR + 1.00%), 02/15/2032(d)	24,380	24,823
Fannie Mae REMICs, IO, 6.37% (8.00% - 1 mo. USD LIBOR), 09/25/2032(d)	4,743	1,006
		Value
Freddie Mac REMICs, 1.25% (1 mo. USD LIBOR + 0.55%), 06/15/2031(d)	95,564	$95,605
Fannie Mae REMICs, IO, 6.37% (8.00% - 1 mo. USD LIBOR), 07/25/2032(d)	9,174	1,973
Fannie Mae REMICs, 2.16% (1 mo. USD LIBOR + 0.50%), 10/18/2032(d)	18,171	18,148
Fannie Mae REMICs, 2.63% (1 mo. USD LIBOR + 1.00%), 04/25/2032(d)	7,820	7,964
Fannie Mae REMICs, IO, 6.44% (8.10% - 1 mo. USD LIBOR), 12/18/2032(d)	8,597	1,455
Freddie Mac REMICs, 1.70% (1 mo. USD LIBOR + 1.00%), 02/15/2032(d)	21,197	21,583
Freddie Mac REMICs, IO, 7.40% (8.10% - 1 mo. USD LIBOR), 06/15/2029(d)	8,995	1,787
Fannie Mae REMICs, 2.63% (1 mo. USD LIBOR + 1.00%), 12/25/2032(d)	110,009	112,035
Fannie Mae REMICs, IO, 6.44% (8.10% - 1 mo. USD LIBOR), 12/18/2032(d)	54,069	11,725
Fannie Mae Interest STRIPS, IO, 6.00%, 12/25/2032	59,183	11,961
Fannie Mae REMICs, 2.13% (1 mo. USD LIBOR + 0.50%), 09/25/2032(d)	61,550	61,508
Fannie Mae REMICs, 2.63% (1 mo. USD LIBOR + 1.00%), 09/25/2032(d)	110,011	112,037
Fannie Mae Interest STRIPS, IO, 6.00%, 02/25/2033	115,133	23,370
Fannie Mae REMICs, IO, 6.62% (8.25% - 1 mo. USD LIBOR), 02/25/2033(d)	14,222	3,128
Fannie Mae REMICs, IO, 7.00%, 03/25/2033	93,354	21,348
Fannie Mae Interest STRIPS, IO, 6.00%, 03/25/2033	495,568	96,457
Fannie Mae Interest STRIPS, IO, 6.00%, 03/25/2033	93,714	18,392
Fannie Mae REMICs, IO, 7.00%, 04/25/2033	66,014	16,261
Fannie Mae REMICs, IO, 6.62% (8.25% - 1 mo. USD LIBOR), 05/25/2033(d)	51,457	11,630
Freddie Mac REMICs, 3.50%, 05/15/2032	30,764	32,910
Fannie Mae Interest STRIPS, IO, 6.00%, 10/25/2033(i)	272,123	55,441
Freddie Mac REMICs, 5.00%, 09/15/2023	208,143	218,579
Freddie Mac REMICs, IO, 6.35% (1 mo. USD LIBOR + 7.05%), 10/15/2033(d)	100,246	19,212
Fannie Mae REMICs, 2.03% (1 mo. USD LIBOR + 0.40%), 11/25/2033(d)	11,607	11,538
Fannie Mae Interest STRIPS, IO, 5.50%, 01/25/2034	87,236	16,088
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

		Value
Freddie Mac Multifamily Structured Pass Through Ctfs., 0.95%, 05/25/2029(i)	20,093,123	$1,464,728
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $88,419,691)		90,194,805
Units
Investment Companies–4.27%
United States–4.27%
Invesco Oppenheimer Limited-Term Bond Fund, Class R6,(k)	2,166	9,509
Invesco Oppenheimer Master Event-Linked Bond Fund, Class R6,	1,494,386	23,545,852
Invesco Oppenheimer Ultra-Short Duration Fund, Class Y,(k)	2,533,042	12,639,879
Nuveen Floating Rate Income Fund,	375,000	2,831,250
Total Investment Companies (Cost $33,436,022)		39,026,490
Agency Credit Risk Transfer Notes–2.64%
United States–2.64%
Fannie Mae Connecticut Avenue Securities, Series 2014-C03, Class 1M2,4.63% (1 mo. USD LIBOR + 3.00%), 07/25/2024(d)	686,254	635,341
Fannie Mae Connecticut Avenue Securities, Series 2016-C05, Class 2M2,6.08% (1 mo. USD LIBOR + 4.45%), 01/25/2029(d)	1,691,116	1,632,055
Fannie Mae Connecticut Avenue Securities, Series 2017-C07, Class 1M2,4.03% (1 mo. USD LIBOR + 2.40%), 05/25/2030(d)	580,000	523,110
Fannie Mae Connecticut Avenue Securities, Series 2018-C04, Class 2M2,4.18% (1 mo. USD LIBOR + 2.55%), 12/25/2030(d)	733,921	609,652
Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 2M2,3.73% (1 mo. USD LIBOR + 2.10%), 03/25/2031(d)	1,249,476	1,062,939
Fannie Mae Connecticut Avenue Securities, Series 2019-R03, Class 1M2,3.78% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(d)	1,416,221	1,174,529
Freddie Mac, Series 2014-DN1, Class M3, STACR®,6.13% (1 mo. USD LIBOR + 4.50%), 02/25/2024(d)	815,000	763,361
Freddie Mac, Series 2014-DN2, Class M3, STACR®,5.23% (1 mo. USD LIBOR + 3.60%), 04/25/2024(d)	840,000	774,336
Freddie Mac, Series 2014-DN3, Class M3, STACR®,5.63% (1 mo. USD LIBOR + 4.00%), 08/25/2024(d)	1,805,568	1,733,146
Freddie Mac, Series 2014-HQ2, Class M3, STACR®,5.38% (1 mo. USD LIBOR + 3.75%), 09/25/2024(d)	915,000	855,615
Freddie Mac, Series 2016-DNA1, Class M2, STACR®,4.53% (1 mo. USD LIBOR + 2.90%), 07/25/2028(d)	37,436	37,230
Units		Value
United States–(continued)
Freddie Mac, Series 2016-DNA2, Class M3, STACR®,6.28% (1 mo. USD LIBOR + 4.65%), 10/25/2028(d)	922,715	$887,246
Freddie Mac, Series 2016-DNA3, Class M3, STACR®,6.63% (1 mo. USD LIBOR + 5.00%), 12/25/2028(d)	3,819,991	3,674,078
Freddie Mac, Series 2016-HQA3, Class M3, STACR®,5.48% (1 mo. USD LIBOR + 3.85%), 03/25/2029(d)	3,400,000	3,073,007
Freddie Mac, Series 2016-HQA4, Class M3, STACR®,5.53% (1 mo. USD LIBOR + 3.90%), 04/25/2029(d)	4,580,000	4,165,242
Freddie Mac, Series 2017-DNA1, Class M2, STACR®,4.88% (1 mo. USD LIBOR + 3.25%), 07/25/2029(d)	1,980,000	1,768,699
Freddie Mac, Series 2019-HRP1, Class M2, STACR®,3.03% (1 mo. USD LIBOR + 1.40%), 02/25/2049(a)(d)	745,000	633,091
Freddie Mac , Series 2015-HQA2, Class M2, STACR®,4.43% (1 mo. USD LIBOR + 2.80%), 05/25/2028(d)	52,070	51,565
Freddie Mac Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10,4.88% (1 mo. USD LIBOR + 3.25%), 10/15/2049(a)(d)	133,000	94,615
Total Agency Credit Risk Transfer Notes (Cost $26,946,812)		24,148,857
Variable Rate Senior Loan Interests–0.54%(l)(m)
Canada–0.05%
Bausch Health Americas, Inc., First Lien Incremental Term Loan, 3.36% (1 mo. USD LIBOR + 2.75%), 11/27/2025	496,400	474,062
Luxembourg–0.04%
Altice Financing S.A., Term Loan, 4.41% (1 mo. USD LIBOR + 2.75%), 07/15/2025	367,804	338,380
United States–0.45%
American Greetings Corp., Term Loan,5.50% (1 mo. USD LIBOR + 4.50%), 04/06/2024	521,331	422,278
Caesars Resort Collection LLC, Term Loan B,3.74% (1 mo. USD LIBOR + 2.75%), 12/23/2024	724,442	594,042
Charter Communications Operating LLC, Term Loan B-1,2.74% (1 mo. USD LIBOR + 1.75%), 04/30/2025	510,389	493,802
Claire’s Stores, Inc., Term Loan B,8.42% (1 mo. USD LIBOR + 6.50%), 12/18/2026	72,788	61,324
CSC Holdings LLC, Term Loan,3.11% (1 mo. USD LIBOR + 2.50%), 04/15/2027	512,000	495,785
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Units		Value
United States–(continued)
Dun & Bradstreet Corp. (The), Term Loan,4.96% (1 mo. USD LIBOR + 4.00%), 02/06/2026	432,000	$392,580
Murray Energy Corp., Term Loan B-2,8.24% (1 mo. USD LIBOR + 2.00%), 10/17/2022(g)	540,737	63,807
PetSmart, Inc., First Lien Term Loan,5.00% (1 mo. USD LIBOR + 4.00%), 03/11/2022	430,205	413,698
Reynolds Group Issuer, Inc./LLC, Incremental Term Loan,3.74% (1 mo. USD LIBOR + 2.75%), 02/05/2023	510,684	486,427
Scientific Games International, Inc., Term Loan B-5,4.44% (1 mo. USD LIBOR + 2.75%), 08/14/2024	702,476	570,175
Windstream Services LLC, Term Loan B-6,8.25% (3 mo. Prime Rate + 5.00%), 03/29/2021(d)	169,086	107,792
		4,101,710
Total Variable Rate Senior Loan Interests (Cost $5,895,308)		4,914,152
Shares
Common Stocks & Other Equity Interests–0.05%
Kazakhstan–0.00%
Astana-Finance JSC, GDR (Acquired 06/05/2015; Cost $0)(a)(f)	446,838	0
Shares		Value
United States–0.05%
Affinion Group, Inc., Wts. expiring 04/10/2024(f)	775	$0
Claire’s Stores, Inc.	235	129,250
Claire’s Stores, Inc., Series A, Pfd.	71	12,425
Clear Channel Outdoor Holdings, Inc.(k)	46,536	29,783
Hexion Holdings Corp., Class B(k)	25,804	245,138
Quicksilver Resources, Inc.(f)	4,151,000	0
Sabine Oil & Gas Holdings, Inc.	837	13,476
		430,072
Total Common Stocks & Other Equity Interests (Cost $5,366,336)		430,072
Money Market Funds–4.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(n) (Cost $38,071,804)	38,071,804	38,071,804
Options Purchased – 0.55%(o)
(Cost $17,107,195)		5,023,777
TOTAL INVESTMENTS IN SECURITIES—95.91% (Cost $1,014,831,379)		876,531,269
OTHER ASSETS LESS LIABILITIES–4.09%		37,359,638
NET ASSETS–100.00%		$913,890,907
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
BRL	– Brazilian Real
COP	– Colombia Peso
Ctfs.	– Certificates
DAC	– Designated Activity Co.
EGP	– Egypt Pound
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
ICE	– Intercontinental Exchange
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
TBK	– Terbatas (Indonesian Corporation)
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2020 was $431,712,751, which represented 47.24% of the Fund’s Net Assets.
(b)	Perpetual bond with no specified maturity date.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2020.
(e)	Zero coupon bond issued at a discount.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at March 31, 2020 was $138,435, which represented less than 1% of the Fund’s Net Assets.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2020.
(j)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(k)	Non-income producing security.
(l)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(m)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act") and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(n)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
(o)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR Versus USD	Call	Morgan Stanley & Co. International PLC	06/01/2020	USD	1.15	EUR	1,250,000	$ 80,091
Currency Risk
EUR Versus INR	Put	Goldman Sachs International	08/05/2020	INR	74.88	EUR	1,500,000	187,438
EUR Versus NOK	Put	Goldman Sachs International	01/06/2021	NOK	8.65	EUR	3,650,000	124,407
EUR Versus NOK	Put	Goldman Sachs International	01/06/2021	NOK	8.36	EUR	3,650,000	91,683
EUR Versus NOK	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	NOK	8.90	EUR	3,750,000	239,004
EUR Versus SEK	Put	Bank of America, N.A.	04/29/2020	SEK	9.25	EUR	2,800,000	3,601
USD Versus BRL	Put	Goldman Sachs International	02/12/2021	BRL	3.85	USD	1,250,000	18,064
USD Versus BRL	Put	Goldman Sachs International	08/17/2021	BRL	3.85	USD	1,460,000	51,234
USD Versus BRL	Put	Morgan Stanley & Co. International PLC	05/27/2020	BRL	4.00	USD	25,000,000	25
USD Versus IDR	Put	J.P. Morgan Chase Bank, N.A.	07/23/2020	IDR	13,730.00	USD	12,500,000	22,437
USD Versus INR	Put	Bank of America, N.A.	10/27/2020	INR	72.50	USD	25,000,000	99,325
USD Versus INR	Put	Bank of America, N.A.	11/23/2020	INR	73.00	USD	25,000,000	119,650
USD Versus INR	Put	Goldman Sachs International	04/29/2020	INR	71.75	USD	18,750,000	9,769
USD Versus INR	Put	Goldman Sachs International	05/06/2020	INR	65.60	USD	2,280,000	10,800
USD Versus INR	Put	J.P. Morgan Chase Bank, N.A.	04/29/2020	INR	66.09	USD	1,500,000	5,606
USD Versus MXN	Put	Citibank, N.A.	03/04/2021	MXN	19.98	USD	12,500,000	77,187
USD Versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	25,000,000	268,025
USD Versus RUB	Put	Goldman Sachs International	04/29/2020	RUB	62.23	USD	25,000,000	2,050
USD Versus RUB	Put	Goldman Sachs International	03/08/2021	RUB	67.99	USD	29,450,000	178,290
USD Versus RUB	Put	J.P. Morgan Chase Bank, N.A.	08/05/2020	RUB	59.00	USD	1,650,000	35,020
USD Versus RUB	Put	Morgan Stanley & Co. International PLC	05/25/2020	RUB	64.00	USD	18,750,000	7,031
USD Versus RUB	Put	Goldman Sachs International	08/04/2020	RUB	58.50	USD	1,650,000	31,602
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD Versus ZAR	Put	Bank of America, N.A.	07/07/2020	ZAR	14.28	USD	12,000,000	$8,964
USD Versus ZAR	Put	Goldman Sachs International	07/23/2020	ZAR	14.50	USD	15,858,621	20,283
Subtotal — Foreign Currency Put Options Purchased								1,611,495
Total Foreign Currency Options Purchased								$1,691,586

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $66,473,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Bank of America, N.A.	0.70%	Receive	3 Month USD LIBOR	Quarterly	09/04/2020	USD	$300,000,000	$2,308,833
Interest Rate Risk
1 Year Interest Rate Swap	Put	Bank of America, N.A.	0.41	Pay	6 Month EUR LIBOR	Semi-Annually	02/08/2021	EUR	312,500,000	461,998
10 Year Interest Rate Swap	Put	Bank of America, N.A.	2.04	Pay	3 Month USD LIBOR	Quarterly	10/16/2020	USD	62,500,000	43,619
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.25	Pay	3 Month USD LIBOR	Quarterly	04/30/2020	USD	300,000,000	81
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.25	Pay	3 Month USD LIBOR	Quarterly	05/29/2020	USD	300,000,000	4,911
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.00	Pay	3 Month KWCDC	Quarterly	08/28/2020	KRW	36,000,000,000	33,095
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.27	Pay	3 Month USD LIBOR	Quarterly	12/02/2020	USD	45,000,000	28,236
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.70	Pay	3 Month USD LIBOR	Quarterly	11/27/2020	USD	63,000,000	154,318
10 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	1.70	Pay	3 Month USD LIBOR	Quarterly	08/17/2020	USD	52,500,000	57,530
10 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	2.50	Pay	3 Month USD LIBOR	Quarterly	08/26/2020	USD	75,000,000	9,350
10 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	0.53	Pay	6 Month EUR LIBOR	Semi-Annually	11/25/2021	EUR	9,375,000	159,356
10 Year Interest Rate Swap	Put	Nomura International PLC	1.85	Pay	3 Month USD LIBOR	Quarterly	06/15/2020	USD	75,000,000	13,852
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.61	Pay	6 Month EUR LIBOR	Semi-Annually	04/06/2021	EUR	146,000,000	8,977
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.62	Pay	6 Month EUR LIBOR	Semi-Annually	04/12/2021	EUR	146,250,000	9,280
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.12	Pay	6 Month EUR LIBOR	Semi-Annually	03/29/2021	EUR	146,200,000	38,421
Total Interest Rate Swaptions Purchased										3,331,857

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $66,473,000.

Open Over-The-Counter Credit Default Swaptions Purchased(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread	Notional Value	Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Call	2.50%	Markit iTraxx Europe Crossover Index, Series 32, Version 1	5.00%	Quarterly	04/15/2020	5.516%	$12,500,000	$111
J.P. Morgan Chase Bank, N.A.	Call	2.50%	Markit iTraxx Europe Crossover Index, Series 32, Version 1	5.00	Quarterly	04/15/2020	5.516	25,000,000	223
Total Credit Default Swaptions Purchased									$334

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $66,473,000.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread	Premiums Received	Notional Value	Value	Unrealized (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	5.50%	Markit iTraxx Europe Crossover Index, Series 33, Version 1	(5.00)%	Quarterly	06/17/2020	5.716	$(3,159,905)	$62,500,000	$(4,174,121)	$(1,014,215)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $66,473,000.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
BRL Versus EUR	Call	Morgan Stanley & Co. International PLC	08/24/2021	EUR	5.25	$(635,206)	EUR	11,300,000	$(1,794,439)	$(1,159,232)
BRL Versus USD	Call	Goldman Sachs International	08/17/2021	USD	4.80	(309,666)	USD	1,460,000	(893,927)	(584,261)
IDR Versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/23/2020	USD	14,325.00	(86,931)	USD	12,500,000	(1,799,100)	(1,712,169)
INR Versus EUR	Call	Goldman Sachs International	08/05/2020	EUR	90.00	(293,515)	EUR	1,500,000	(308,824)	(15,309)
INR Versus USD	Call	Bank of America, N.A.	10/27/2020	USD	77.55	(272,750)	USD	25,000,000	(748,625)	(475,875)
INR Versus USD	Call	Bank of America, N.A.	11/23/2020	USD	77.10	(223,000)	USD	25,000,000	(868,150)	(645,150)
INR Versus USD	Call	Goldman Sachs International	04/29/2020	USD	73.50	(88,500)	USD	18,750,000	(666,000)	(577,500)
MXN Versus USD	Call	Citibank, N.A.	03/04/2021	USD	22.52	(251,367)	USD	12,500,000	(1,465,012)	(1,213,645)
MXN Versus USD	Call	J.P. Morgan Chase Bank, N.A.	05/27/2020	USD	19.79	(145,000)	USD	12,500,000	(2,119,100)	(1,974,100)
MXN Versus USD	Call	J.P. Morgan Chase Bank, N.A.	01/06/2022	USD	23.09	(570,125)	USD	25,000,000	(3,669,075)	(3,098,950)
NOK Versus EUR	Call	Goldman Sachs International	01/06/2021	EUR	11.00	(585,564)	EUR	2,925,000	(2,093,936)	(1,508,372)
NOK Versus EUR	Call	J.P. Morgan Chase Bank, N.A.	08/26/2021	EUR	11.00	(557,258)	EUR	1,875,000	(1,181,348)	(624,090)
RUB Versus EUR	Call	Bank of America, N.A.	11/03/2020	EUR	78.00	(517,232)	EUR	15,100,000	(2,301,170)	(1,783,937)
RUB Versus USD	Call	Goldman Sachs International	04/29/2020	USD	66.15	(183,050)	USD	25,000,000	(3,860,000)	(3,676,950)
RUB Versus USD	Call	Goldman Sachs International	01/08/2021	USD	94.00	(154,925)	USD	6,250,000	(176,394)	(21,469)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
RUB Versus USD	Call	Goldman Sachs International	02/24/2021	USD	104.00	$(172,138)	USD	6,250,000	$(129,581)	$42,556
RUB Versus USD	Call	Goldman Sachs International	03/08/2021	USD	77.09	(637,475)	USD	29,450,000	(2,793,833)	(2,156,358)
THB Versus USD	Call	Standard Chartered Bank PLC	07/27/2020	USD	31.65	(65,275)	USD	12,500,000	(510,213)	(444,938)
ZAR Versus EUR	Call	Bank of America, N.A.	08/05/2020	EUR	20.00	(327,695)	EUR	1,500,000	(670,266)	(342,571)
ZAR Versus EUR	Call	J.P. Morgan Chase Bank, N.A.	12/08/2020	EUR	19.05	(449,998)	EUR	15,100,000	(1,497,375)	(1,047,377)
ZAR Versus USD	Call	Bank of America, N.A.	07/07/2020	USD	15.84	(207,432)	USD	12,000,000	(1,504,680)	(1,297,248)
ZAR Versus USD	Call	Goldman Sachs International	07/23/2020	USD	16.00	(615,579)	USD	21,143,750	(2,537,483)	(1,921,903)
ZAR Versus USD	Call	Goldman Sachs International	12/08/2020	USD	16.30	(186,850)	USD	4,800,000	(593,054)	(406,205)
ZAR Versus USD	Call	Goldman Sachs International	01/07/2021	USD	15.80	(431,662)	USD	12,500,000	(1,878,437)	(1,446,775)
ZAR Versus USD	Call	J.P. Morgan Chase Bank, N.A.	01/27/2021	USD	17.21	(958,875)	USD	37,500,000	(3,557,850)	(2,598,975)
Subtotal — Foreign Currency Call Options Written						(8,927,068)			(39,617,872)	(30,690,803)
Currency Risk
USD Versus IDR	Put	J.P. Morgan Chase Bank, N.A.	07/23/2020	IDR	13,320.00	(56,818)	USD	18,750,000	(19,819)	36,999
USD Versus INR	Put	Bank of America, N.A.	10/27/2020	INR	69.30	(114,250)	USD	25,000,000	(32,800)	81,450
USD Versus INR	Put	Bank of America, N.A.	11/23/2020	INR	70.30	(84,500)	USD	25,000,000	(45,325)	39,175
USD Versus INR	Put	Goldman Sachs International	04/29/2020	INR	70.40	(39,075)	USD	18,750,000	(4,238)	34,838
USD Versus MXN	Put	Citibank, N.A.	03/04/2021	MXN	18.57	(99,731)	USD	12,500,000	(32,337)	67,393
USD Versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	18.40	(224,600)	USD	25,000,000	(103,225)	121,375
USD Versus RUB	Put	Goldman Sachs International	03/08/2021	RUB	62.82	(241,019)	USD	29,450,000	(61,845)	179,174
USD Versus ZAR	Put	Bank of America, N.A.	07/07/2020	ZAR	13.32	(84,156)	USD	12,000,000	(3,672)	80,484
USD Versus ZAR	Put	Goldman Sachs International	12/08/2020	ZAR	14.30	(114,518)	USD	4,800,000	(12,235)	102,283
USD Versus ZAR	Put	Goldman Sachs International	01/07/2021	ZAR	12.00	(391,975)	USD	12,500,000	(31,012)	360,962
Subtotal — Foreign Currency Put Options Written						(1,450,642)			(346,508)	1,104,133
Total – Foreign Currency Options Written						$(10,377,710)			$(39,964,380)	$(29,586,670)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $66,473,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
10 Year Interest Rate Swap	Call	Bank of America, N.A.	1.07%	3 Month USD LIBOR	Pay	Quarterly	09/04/2020	$(1,245,000)		$60,000,000	$(2,639,840)	$(1,394,840)
10 Year Interest Rate Swap	Call	Morgan Stanley & Co. International PLC	0.03	6 Month EUR LIBOR	Pay	Semi-Annual	11/25/2021	(158,283)	EUR	9,375,000	(284,909)	(126,626)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
5 Year Interest Rate Swap	Put	Goldman Sachs International	8.08%	3 Month RUB NFEA MosPrime Rate	Receive	Quarterly	06/15/2020	$(79,366)	RUB	255,500,000	$(1,044)	$78,322
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.62	3 Month USD LIBOR	Receive	Quarterly	11/27/2020	(1,140,000)		$300,000,000	(60)	1,139,940
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.20	3 Month USD LIBOR	Receive	Quarterly	11/27/2020	(511,800)		63,000,000	(44,475)	467,325
2 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	1.53	3 Month USD LIBOR	Receive	Quarterly	08/17/2020	(821,936)		224,000,000	(2)	821,934
Total Open Over-The-Counter Interest Rate Swaptions Written								$(3,956,385)			$(2,970,330)	$986,055

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $66,473,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-BTP	176	June-2020	$27,449,137	$1,176,114	$1,176,114
U.S. Treasury 5 Year Notes	116	June-2020	14,541,687	432,953	432,953
U.S. Treasury 10 Year Notes	2,044	June-2020	283,477,250	9,934,415	9,934,415
U.S. Treasury Ultra Bonds	67	June-2020	14,865,625	1,330,430	1,330,430
Subtotal—Long Futures Contracts				12,873,912	12,873,912
Short Futures Contracts
Interest Rate Risk
Euro-Buxl 30 Year Bonds	7	June-2020	(1,620,490)	80,280	80,280
U.S. Treasury 2 Year Notes	303	June-2020	(66,775,992)	(928,534)	(928,534)
U.S. Treasury Long Bonds	152	June-2020	(27,217,500)	(1,881,330)	(1,881,330)
Subtotal—Short Futures Contracts				(2,729,584)	(2,729,584)
Total Futures Contracts				$10,144,328	$10,144,328

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/02/2020	Bank of America, N.A.	BRL	39,710,000	USD	8,937,051	$1,294,781
04/02/2020	Bank of America, N.A.	USD	7,638,448	BRL	39,710,000	3,822
04/20/2020	Bank of America, N.A.	INR	1,228,200,000	USD	16,339,943	135,975
06/17/2020	Bank of America, N.A.	EUR	25,611,000	USD	28,558,571	230,139
06/17/2020	Bank of America, N.A.	GBP	12,355,000	USD	16,258,686	892,090
06/17/2020	Bank of America, N.A.	MXN	125,507,187	USD	5,864,575	633,071
06/17/2020	Bank of America, N.A.	TRY	13,530,000	USD	2,139,638	138,274
06/17/2020	Bank of America, N.A.	USD	2,623,247	JPY	285,000,000	35,902
06/17/2020	Bank of America, N.A.	ZAR	82,047,600	USD	4,613,516	71,993
07/09/2020	Bank of America, N.A.	ZAR	86,230,200	USD	5,880,000	1,118,435
07/24/2020	Bank of America, N.A.	USD	19,250,000	MXN	492,800,000	1,183,111
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2020	Citibank, N.A.	COP	12,764,000,000	USD	3,309,565	$184,584
06/17/2020	Citibank, N.A.	EUR	87,015,000	USD	97,017,808	770,162
06/17/2020	Citibank, N.A.	GBP	24,760,000	USD	32,579,208	1,783,830
06/17/2020	Citibank, N.A.	IDR	38,628,750,000	USD	2,694,998	342,885
06/17/2020	Citibank, N.A.	MXN	362,865,845	USD	16,901,065	1,775,761
04/01/2020	Goldman Sachs International	BRL	62,647,358	USD	15,298,500	3,241,888
05/11/2020	Goldman Sachs International	EUR	7,524,000	USD	8,686,458	375,760
05/11/2020	Goldman Sachs International	INR	3,143,932,400	USD	43,364,848	1,989,560
05/13/2020	Goldman Sachs International	CLP	4,500,000,000	USD	6,547,455	1,283,978
06/17/2020	Goldman Sachs International	NZD	30,500,000	USD	20,157,908	1,969,537
06/17/2020	Goldman Sachs International	USD	1,429,275	EUR	1,305,057	14,254
06/17/2020	Goldman Sachs International	ZAR	119,000,000	USD	7,360,280	773,357
08/07/2020	Goldman Sachs International	EUR	12,750,000	USD	14,639,550	514,560
08/07/2020	Goldman Sachs International	INR	1,083,750,000	USD	14,624,263	492,562
08/10/2020	Goldman Sachs International	EGP	20,500,000	USD	1,250,000	18,121
10/26/2020	Goldman Sachs International	IDR	133,542,500,000	USD	9,100,000	1,076,148
11/05/2020	Goldman Sachs International	RUB	198,747,540	EUR	2,700,000	559,476
01/08/2021	Goldman Sachs International	NOK	243,000,000	USD	28,911,957	5,529,207
01/11/2021	Goldman Sachs International	USD	8,575,000	RUB	704,142,127	22,201
01/11/2021	Goldman Sachs International	USD	6,100,000	ZAR	113,074,480	21,912
01/11/2021	Goldman Sachs International	ZAR	113,074,480	USD	6,129,263	7,351
02/08/2021	Goldman Sachs International	RUB	690,200,000	USD	10,122,832	1,731,780
02/25/2021	Goldman Sachs International	RUB	492,093,750	USD	7,250,000	1,282,853
02/25/2021	Goldman Sachs International	USD	8,750,000	RUB	741,125,000	236,909
03/08/2021	Goldman Sachs International	BRL	40,000,000	USD	9,713,453	2,167,598
08/30/2021	Goldman Sachs International	NOK	162,250,000	USD	18,063,302	2,450,668
06/17/2020	HSBC Bank USA	CNY	4,248,188	USD	608,985	9,810
04/01/2020	J.P. Morgan Chase Bank, N.A.	BRL	95,725,996	USD	18,638,188	215,525
04/02/2020	J.P. Morgan Chase Bank, N.A.	BRL	168,753,350	USD	35,884,528	3,407,603
04/02/2020	J.P. Morgan Chase Bank, N.A.	USD	32,460,682	BRL	168,753,350	16,243
05/05/2020	J.P. Morgan Chase Bank, N.A.	BRL	158,165,781	USD	31,046,989	672,661
05/05/2020	J.P. Morgan Chase Bank, N.A.	THB	312,865,000	USD	9,884,213	349,700
05/29/2020	J.P. Morgan Chase Bank, N.A.	MXN	67,994,500	USD	3,500,000	657,814
06/17/2020	J.P. Morgan Chase Bank, N.A.	CLP	7,531,045,875	USD	9,014,372	197,857
06/17/2020	J.P. Morgan Chase Bank, N.A.	EUR	121,440,100	USD	135,654,343	1,328,951
06/17/2020	J.P. Morgan Chase Bank, N.A.	GBP	40,763,000	USD	53,601,647	2,902,454
06/17/2020	J.P. Morgan Chase Bank, N.A.	HUF	8,700,000	USD	29,373	2,725
06/17/2020	J.P. Morgan Chase Bank, N.A.	IDR	463,244,000,000	USD	31,609,962	3,402,936
06/17/2020	J.P. Morgan Chase Bank, N.A.	INR	3,594,131,250	USD	47,712,879	601,291
06/17/2020	J.P. Morgan Chase Bank, N.A.	MXN	312,521,625	USD	13,932,155	905,347
06/17/2020	J.P. Morgan Chase Bank, N.A.	RUB	1,558,700,000	USD	21,406,304	1,791,397
06/17/2020	J.P. Morgan Chase Bank, N.A.	SEK	36,400,000	USD	3,842,459	156,770
06/17/2020	J.P. Morgan Chase Bank, N.A.	THB	173,700,000	USD	5,537,137	242,415
06/17/2020	J.P. Morgan Chase Bank, N.A.	TRY	53,310,000	USD	8,433,125	547,486
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	57,661,313	EUR	52,720,000	652,493
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	1,401,487	JPY	152,219,000	18,769
06/17/2020	J.P. Morgan Chase Bank, N.A.	ZAR	843,278,500	USD	50,546,834	3,869,438
07/06/2020	J.P. Morgan Chase Bank, N.A.	USD	9,525,000	MXN	243,330,412	589,816
01/10/2022	J.P. Morgan Chase Bank, N.A.	MXN	140,358,825	USD	6,750,000	1,329,742
04/01/2020	Morgan Stanley & Co.	BRL	33,078,638	USD	6,411,334	45,283
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/27/2020	Morgan Stanley & Co.	COP	2,835,000,000	USD	700,000	$3,200
05/26/2020	Morgan Stanley & Co.	RUB	354,809,812	USD	5,362,500	882,723
06/17/2020	Morgan Stanley & Co.	KRW	3,360,000	USD	2,829	61
06/17/2020	Royal Bank of Canada	EUR	46,258,718	USD	51,424,189	257,232
06/17/2020	Royal Bank of Canada	USD	6,613,837	EUR	6,050,333	78,462
06/17/2020	Royal Bank of Canada	USD	7,741,163	JPY	841,000,000	105,657
06/17/2020	Royal Bank of Scotland PLC	EUR	805,000	USD	897,704	7,290
Subtotal—Appreciation						61,603,646
Currency Risk
04/02/2020	Bank of America, N.A.	BRL	27,233,735	USD	5,238,566	(2,621)
04/02/2020	Bank of America, N.A.	USD	6,129,169	BRL	27,233,735	(887,981)
06/17/2020	Bank of America, N.A.	USD	4,159,286	EUR	3,730,000	(33,517)
06/17/2020	Bank of America, N.A.	USD	6,250,000	MXN	137,500,000	(518,600)
06/17/2020	Bank of America, N.A.	USD	4,257,449	NOK	38,280,000	(574,353)
06/17/2020	Bank of America, N.A.	USD	2,577,510	NZD	3,900,000	(251,784)
04/02/2020	Citibank, N.A.	BRL	2,766,265	USD	532,107	(266)
04/02/2020	Citibank, N.A.	USD	622,444	BRL	2,766,265	(90,071)
04/20/2020	Citibank, N.A.	COP	12,450,000,000	USD	3,000,000	(61,700)
06/17/2020	Citibank, N.A.	PEN	490,000	USD	139,078	(3,243)
06/17/2020	Citibank, N.A.	USD	20,897,098	COP	80,593,840,000	(1,165,493)
06/17/2020	Citibank, N.A.	USD	2,163,580	EUR	1,940,936	(16,702)
06/17/2020	Citibank, N.A.	USD	20,272,412	NOK	182,250,000	(2,737,296)
04/01/2020	Goldman Sachs International	USD	27,496,364	BRL	125,294,716	(3,383,143)
04/17/2020	Goldman Sachs International	USD	10,950,000	BRL	50,974,440	(1,149,560)
05/11/2020	Goldman Sachs International	USD	8,686,458	EUR	7,524,000	(375,760)
05/11/2020	Goldman Sachs International	USD	43,320,000	INR	3,143,732,400	(1,947,342)
05/13/2020	Goldman Sachs International	USD	6,564,876	CLP	4,500,000,000	(1,301,399)
06/17/2020	Goldman Sachs International	EUR	576,419	USD	631,284	(6,296)
06/17/2020	Goldman Sachs International	USD	41,230,539	EUR	36,965,000	(343,402)
06/17/2020	Goldman Sachs International	USD	405,911	MXN	8,687,500	(43,790)
06/17/2020	Goldman Sachs International	USD	2,402,592	TRY	15,200,000	(154,202)
06/17/2020	Goldman Sachs International	USD	688,518	ZAR	10,085,961	(130,237)
06/22/2020	Goldman Sachs International	USD	2,597,656	IDR	37,614,062,500	(308,513)
08/07/2020	Goldman Sachs International	USD	14,624,250	EUR	12,750,000	(499,260)
08/07/2020	Goldman Sachs International	USD	14,639,374	INR	1,085,290,000	(487,592)
11/05/2020	Goldman Sachs International	RUB	198,747,540	EUR	2,700,000	(10,189)
01/08/2021	Goldman Sachs International	USD	28,432,650	EUR	23,500,000	(2,274,739)
02/08/2021	Goldman Sachs International	USD	10,139,786	RUB	690,200,000	(1,748,734)
02/18/2021	Goldman Sachs International	USD	3,175,000	BRL	16,068,358	(139,685)
03/08/2021	Goldman Sachs International	USD	9,643,202	BRL	40,000,000	(2,097,346)
08/30/2021	Goldman Sachs International	USD	18,061,785	EUR	15,525,000	(673,738)
04/01/2020	J.P. Morgan Chase Bank, N.A.	USD	6,411,334	BRL	33,078,638	(45,283)
04/02/2020	J.P. Morgan Chase Bank, N.A.	BRL	127,379,200	USD	24,502,126	(12,260)
04/02/2020	J.P. Morgan Chase Bank, N.A.	USD	25,045,065	BRL	127,379,200	(530,679)
05/05/2020	J.P. Morgan Chase Bank, N.A.	USD	16,057,185	BRL	82,878,638	(141,082)
05/05/2020	J.P. Morgan Chase Bank, N.A.	USD	10,000,000	THB	312,865,000	(465,486)
06/17/2020	J.P. Morgan Chase Bank, N.A.	EUR	13,118,000	USD	14,367,399	(142,474)
06/17/2020	J.P. Morgan Chase Bank, N.A.	JPY	1,277,609,637	USD	11,763,007	(157,531)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	9,017,767	CLP	7,530,737,500	(201,612)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	118,540,072	EUR	106,195,869	(1,076,389)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	38,936,212	GBP	30,035,000	$(1,580,024)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	5,929,853	IDR	86,902,000,000	(638,372)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	7,523,364	INR	565,456,000	(111,411)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	26,261,659	MXN	564,704,451	(2,723,137)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	1,779,257	NOK	16,000,000	(239,822)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	17,681,392	NZD	26,789,000	(1,706,040)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	96,909	PLN	370,000	(7,496)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	3,213,769	RUB	234,010,590	(268,946)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	3,791,605	SEK	36,400,000	(105,916)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	6,242,907	THB	195,840,000	(273,313)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	3,421,657	TRY	21,630,000	(222,137)
06/17/2020	J.P. Morgan Chase Bank, N.A.	USD	19,965,779	ZAR	325,781,611	(1,933,021)
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	4,500,000	MXN	93,574,800	(886,408)
04/01/2020	Morgan Stanley & Co.	USD	7,635,000	BRL	33,078,637	(1,268,949)
04/02/2020	Morgan Stanley & Co.	BRL	51,084,150	USD	9,826,332	(4,917)
04/02/2020	Morgan Stanley & Co.	USD	11,050,000	BRL	51,084,150	(1,218,752)
04/20/2020	Morgan Stanley & Co.	COP	11,962,900,000	USD	2,900,000	(41,913)
06/17/2020	Morgan Stanley & Co.	USD	178,697	MYR	760,000	(2,965)
06/17/2020	Royal Bank of Canada	EUR	29,162,126	USD	32,080,623	(175,723)
06/17/2020	Royal Bank of Canada	USD	24,310,802	EUR	21,682,124	(328,116)
06/17/2020	Royal Bank of Canada	USD	3,553,335	GBP	2,700,000	(195,196)
Subtotal—Depreciation						(40,123,924)
Total Forward Foreign Currency Contracts						$21,479,722

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Brazilian Government Bonds	Buy	(1.00)%	Quarterly	06/20/2022	1.719%	USD	2,500,000	$(65,556)	$(42,935)	$22,621
Indonesian Government Bonds	Buy	(1.00)	Quarterly	12/20/2024	1.919	USD	3,000,000	(12,602)	124,149	136,751
South African Government Bonds	Sell	(1.00)	Quarterly	12/20/2024	4.006	USD	625,000	24,533	79,175	54,642
Subtotal - Appreciation								(53,625)	160,389	214,014
Credit Risk
Markit CDX North America High Yield Index, Series 33, Version 1	Buy	(5.00)	Quarterly	12/20/2024	6.601%	USD	121,765,000	(6,499,333)	(7,716,005)	(1,216,672)
Markit iTraxx Europe Crossover Index, Series 32, Version 1	Buy	(5.00)	Quarterly	12/20/2024	5.516%	EUR	66,875,000	3,359,763	(1,483,595)	(4,843,358)
Subtotal - Depreciation								(3,139,570)	(9,199,600)	(6,060,030)
Total Credit Default Swap Agreements								$(3,193,195)	$(9,039,211)	$(5,846,016)

(a)	Implied credit spreads represent the current level, as of March 31, 2020, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Bank of America, N.A.	Uruguary Government Bonds	Sell	1.00%	Quarterly	12/20/2021	1.002%		$2,697,000	$(18,948)	$(102)	$18,846
Barclays Bank PLC	Royal Bank of Scotland PLC	Buy	(1.00)%	Quarterly	12/20/2024	5.239%	EUR	3,125,000	$80,823	$362,767	$281,944
Citibank, N.A.	Assicurazioni Generali International Bonds	Buy	(1.00)%	Quarterly	12/20/2024	2.799%	EUR	1,250,000	$15,476	$111,488	$96,013
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland PLC	Buy	(1.00)%	Quarterly	12/20/2021	1.748%	EUR	2,500,000	$28,788	$76,684	$47,896
Subtotal—Appreciation									106,139	550,837	444,699
Credit Risk
Citibank, N.A.	Assicurazioni Generali International Bonds	Sell	1.00%	Quarterly	12/20/2024	1.404%	EUR	2,500,000	$47,647	$(51,427)	$(99,074)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 1	Sell	5.00%	Quarterly	12/20/2022	4.725%	EUR	15,000,000	$2,052,170	$121,385	$(1,930,786)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 1	Sell	5.00%	Quarterly	12/20/2022	4.725%	EUR	2,500,000	$66,323	$(939,485)	$(1,005,808)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 32, Version 1	Sell	5.00%	Quarterly	12/20/2021	20.665%	EUR	2,500,000	$(204,683)	$(635,556)	$(430,873)
Subtotal—Depreciation									1,961,457	(1,505,083)	(3,466,541)
Total Open Over-The-Counter Credit Default Swap Agreements									$2,067,596	$(954,246)	$(3,021,842)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $66,473,000.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	3 Month CDOR	Semi-Annually	0.970%	Semi-Annually	03/25/2025	CAD	55,000,000	$—	$3,867	$3,867
Pay	3 Month CDOR	Semi-Annually	1.153	Semi-Annually	03/06/2030	CAD	8,750,000	—	14,419	14,419
Pay	3 Month CDOR	Semi-Annually	1.155	Semi-Annually	03/06/2030	CAD	8,750,000	—	15,918	15,918
Receive	3 Month USD LIBOR	Quarterly	(0.470)	Quarterly	06/17/2025	USD	37,500,000	—	22,928	22,928
Pay	1 Month MXIBTIIE	At Maturity	6.465	At Maturity	12/12/2024	MXN	106,250,000	—	31,994	31,994
Pay	1 Month MXIBTIIE	At Maturity	6.020	At Maturity	03/02/2022	MXN	191,250,000	—	42,072	42,072
Pay	1 Month MXIBTIIE	At Maturity	7.340	At Maturity	07/24/2029	MXN	39,500,000	—	45,581	45,581
Pay	1 Month BZDIOVRA	At Maturity	7.060	At Maturity	07/01/2022	BRL	424,218,058	—	45,851	45,851
Pay	1 Month COOVIBR	Quarterly	4.260	Quarterly	02/28/2023	COP	15,600,000,000	—	49,184	49,184
Pay	1 Month MXIBTIIE	At Maturity	6.005	At Maturity	03/02/2022	MXN	253,750,000	—	52,851	52,851
Pay	1 Month MXIBTIIE	At Maturity	6.570	At Maturity	01/01/2025	MXN	112,500,000	—	53,278	53,278
Pay	1 Month MXIBTIIE	At Maturity	6.395	At Maturity	10/21/2024	MXN	275,000,000	—	65,165	65,165
Pay	1 Month MXIBTIIE	At Maturity	6.075	At Maturity	03/02/2022	MXN	252,500,000	—	66,381	66,381
Pay	1 Month MXIBTIIE	At Maturity	6.520	At Maturity	09/29/2022	MXN	108,000,000	—	77,693	77,693
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	1 Month MXIBTIIE	At Maturity	(7.070)%	At Maturity	12/12/2029	MXN	107,250,000	$—	$121,089	$121,089
Pay	6 Month BUBOR	Semi-Annually	0.970	Semi-Annually	02/21/2022	HUF	5,905,000,000	—	124,192	124,192
Pay	1 Month COOVIBR	Quarterly	5.560	Quarterly	08/26/2026	COP	12,803,000,000	—	132,806	132,806
Pay	1 Month COOVIBR	Quarterly	4.890	Quarterly	10/17/2020	COP	46,900,000,000	—	132,983	132,983
Receive	3 Month USD LIBOR	Quarterly	(0.675)	Quarterly	08/25/2030	USD	43,750,000	—	135,228	135,228
Receive	3 Month USD LIBOR	Quarterly	(0.669)	Quarterly	08/28/2030	USD	37,500,000	—	137,808	137,808
Pay	1 Month MXIBTIIE	At Maturity	6.525	At Maturity	02/25/2022	MXN	260,000,000	—	158,774	158,774
Pay	1 Month MXIBTIIE	At Maturity	6.873	At Maturity	03/06/2025	MXN	172,500,000	—	166,859	166,859
Pay	1 Month MXIBTIIE	At Maturity	8.620	At Maturity	12/26/2028	MXN	37,300,000	—	186,365	186,365
Pay	3 Month USD LIBOR	Quarterly	0.530	Semi-Annually	03/11/2022	USD	78,750,000	—	203,445	203,445
Receive	3 Month USD LIBOR	Quarterly	(0.635)	Quarterly	07/27/2030	USD	32,700,000	—	212,776	212,776
Pay	1 Month MXIBTIIE	At Maturity	7.210	At Maturity	07/17/2024	MXN	135,555,000	—	229,043	229,043
Pay	1 Month MXIBTIIE	At Maturity	6.525	At Maturity	02/25/2022	MXN	382,500,000	—	233,581	233,581
Pay	1 Month MXIBTIIE	At Maturity	6.415	At Maturity	02/22/2023	MXN	368,400,000	—	237,528	237,528
Pay	1 Month MXIBTIIE	At Maturity	6.375	At Maturity	11/04/2022	MXN	420,000,000	—	248,110	248,110
Pay	1 Month MXIBTIIE	At Maturity	8.525	At Maturity	01/15/2024	MXN	70,450,000	—	255,808	255,808
Receive	3 Month USD LIBOR	Quarterly	(0.445)	Quarterly	08/18/2025	USD	144,000,000	—	305,761	305,761
Receive	3 Month USD LIBOR	Quarterly	(0.480)	Quarterly	02/26/2026	USD	135,000,000	—	371,361	371,361
Pay	1 Month MXIBTIIE	At Maturity	7.845	At Maturity	12/07/2023	MXN	146,300,000	—	381,527	381,527
Pay	1 Month MXIBTIIE	At Maturity	7.810	At Maturity	12/07/2023	MXN	176,800,000	—	452,204	452,204
Receive	3 Month USD LIBOR	Quarterly	(0.630)	Quarterly	05/18/2030	USD	72,500,000	—	519,841	519,841
Receive	3 Month USD LIBOR	Quarterly	(0.797)	Quarterly	12/07/2051	USD	17,000,000	—	547,092	547,092
Receive	3 Month USD LIBOR	Quarterly	(0.620)	Quarterly	06/17/2030	USD	71,250,000	—	550,770	550,770
Pay	3 Month CDOR	Semi-Annually	1.803	Semi-Annually	10/01/2021	CAD	50,550,000	—	596,512	596,512
Pay	3 Month USD LIBOR	Quarterly	0.950	Semi-Annually	03/03/2025	USD	30,000,000	—	647,374	647,374
Pay	1 Month BZDIOVRA	At Maturity	8.415	At Maturity	01/02/2025	BRL	26,699,194	—	656,358	656,358
Pay	1 Month BZDIOVRA	At Maturity	8.680	At Maturity	01/04/2027	BRL	24,429,011	—	683,640	683,640
Pay	3 Month CDOR	Semi-Annually	1.708	Semi-Annually	02/03/2022	CAD	101,250,000	—	1,280,104	1,280,104
Pay	3 Month CDOR	Semi-Annually	1.725	Semi-Annually	01/30/2022	CAD	101,250,000	—	1,303,036	1,303,036
Pay	3 Month USD LIBOR	Quarterly	0.998	Semi-Annually	03/03/2025	USD	68,750,000	—	1,645,326	1,645,326
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	3 Month USD LIBOR	Quarterly	1.084%	Semi-Annually	03/02/2025	USD	64,125,000	$—	$1,791,826	$1,791,826
Pay	3 Month USD LIBOR	Quarterly	1.115	Semi-Annually	03/02/2025	USD	65,000,000	—	1,915,047	1,915,047
Subtotal — Appreciation								—	17,151,356	17,151,356
Interest Rate Risk
Receive	3 Month USD LIBOR	Quarterly	(1.692)	Quarterly	01/17/2030	USD	19,000,000	—	(1,806,127)	(1,806,127)
Receive	3 Month USD LIBOR	Quarterly	(1.291)	Quarterly	03/06/2030	USD	26,250,000	—	(1,518,445)	(1,518,445)
Receive	3 Month USD LIBOR	Quarterly	(2.015)	Quarterly	08/19/2050	USD	4,875,000	—	(1,504,022)	(1,504,022)
Pay	3 Month CDOR	Semi-Annually	1.060	Semi-Annually	03/26/2030	CAD	213,850,000	—	(1,103,649)	(1,103,649)
Receive	3 Month CDOR	Semi-Annually	(1.658)	Semi-Annually	01/30/2025	CAD	41,250,000	—	(983,815)	(983,815)
Receive	3 Month CDOR	Semi-Annually	(1.650)	Semi-Annually	02/03/2025	CAD	41,250,000	—	(972,712)	(972,712)
Receive	3 Month USD LIBOR	Quarterly	(1.276)	Quarterly	04/08/2030	USD	16,750,000	—	(934,870)	(934,870)
Receive	3 Month USD LIBOR	Quarterly	(1.420)	Quarterly	02/19/2025	USD	18,375,000	—	(808,622)	(808,622)
Receive	3 Month USD LIBOR	Quarterly	(1.525)	Quarterly	05/18/2030	USD	7,250,000	—	(585,858)	(585,858)
Pay	1 Month BZDIOVRA	At Maturity	6.195	At Maturity	01/04/2027	BRL	40,194,845	—	(495,887)	(495,887)
Pay	1 Month BZDIOVRA	At Maturity	6.610	At Maturity	01/02/2023	BRL	358,875,496	—	(470,825)	(470,825)
Receive	3 Month CDOR	Semi-Annually	(1.740)	Semi-Annually	10/01/2029	CAD	10,650,000	—	(440,175)	(440,175)
Receive	1 Month BZDIOVRA	At Maturity	(4.630)	At Maturity	01/03/2022	BRL	152,902,025	—	(341,071)	(341,071)
Pay	1 Month BZDIOVRA	At Maturity	6.250	At Maturity	01/04/2027	BRL	24,054,815	—	(281,289)	(281,289)
Receive	1 Month IN00O/N	Semi-Annually	(4.935)	Semi-Annually	02/27/2022	INR	1,500,000,000	—	(255,320)	(255,320)
Pay	1 Month BZDIOVRA	At Maturity	6.390	At Maturity	01/04/2027	BRL	23,985,868	—	(236,653)	(236,653)
Receive	1 Month BZDIOVRA	At Maturity	(4.710)	At Maturity	01/03/2022	BRL	92,432,134	—	(231,747)	(231,747)
Receive	1 Month BZDIOVRA	At Maturity	(3.940)	At Maturity	01/04/2021	BRL	207,186,561	—	(213,538)	(213,538)
Pay	1 Month BZDIOVRA	At Maturity	6.360	At Maturity	01/04/2027	BRL	19,960,371	—	(206,384)	(206,384)
Receive	1 Month BZDIOVRA	At Maturity	(4.320)	At Maturity	01/04/2021	BRL	122,273,181	—	(202,069)	(202,069)
Receive	1 Month BZDIOVRA	At Maturity	(4.280)	At Maturity	01/04/2021	BRL	123,298,859	—	(195,268)	(195,268)
Receive	1 Month BZDIOVRA	At Maturity	(3.910)	At Maturity	01/04/2021	BRL	175,601,854	—	(173,539)	(173,539)
Receive	3 Month USD LIBOR	Quarterly	(1.666)	Quarterly	08/07/2029	USD	1,610,000	—	(144,237)	(144,237)
Pay	1 Month MXIBTIIE	At Maturity	6.910	At Maturity	12/16/2026	MXN	247,125,000	—	(138,202)	(138,202)
Pay	3 Month CDOR	Semi-Annually	1.080	Semi-Annually	03/25/2030	CAD	35,500,000	—	(133,794)	(133,794)
Receive	6 Month BUBOR	Semi-Annually	(1.880)	Semi-Annually	02/21/2030	HUF	1,265,000,000	—	(113,830)	(113,830)
Pay	1 Month BZDIOVRA	At Maturity	5.930	At Maturity	01/02/2025	BRL	21,886,802	—	(107,661)	(107,661)
Pay	1 Month BZDIOVRA	At Maturity	6.030	At Maturity	01/02/2025	BRL	23,294,056	—	(93,300)	(93,300)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month ADBB	Semi-Annually	0.830%	Semi-Annually	03/10/2030	AUD	18,750,000	$—	$(72,836)	$(72,836)
Pay	1 Month COOVIBR	Quarterly	5.200	Quarterly	08/01/2029	COP	12,445,000,000	—	(54,483)	(54,483)
Pay	3 Month CDOR	Semi-Annually	0.940	Semi-Annually	03/25/2025	CAD	51,500,000	—	(50,629)	(50,629)
Subtotal — Depreciation								—	(14,870,857)	(14,870,857)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$2,280,499	$2,280,499

Open Over-The-Counter Interest Rate Swap Aggreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Bank of America, N.A.	Pay	6 Month S&P BSE India Bond Index	Semi-Annually	6.33	Semi-Annually	01/31/2022	INR	210,000,000	$—	$108,278	$108,278
Goldman Sachs International	Pay	3 Month RUB NFEA MosPrime Rate	Quarterly	8.27	Annually	05/23/2024	RUB	100,000,000	—	55,501	55,501
Goldman Sachs International	Pay	3 Month RUB NFEA MosPrime Rate	Quarterly	8.36	Annually	06/24/2029	RUB	130,925,000	—	107,423	107,423
Subtotal—Appreciation									—	271,202	271,202
Interest Rate Risk
Standard Chartered Bank PLC	Receive	6 Month S&P BSE India Bond Index	Semi-Annually	(6.44)	Semi-Annually	01/10/2024	INR	250,000,000	$—	$(235,832)	$(235,832)
Goldman Sachs International	Pay	3 Month RUB NFEA MosPrime Rate	Quarterly	6.58	Annually	10/25/2021	RUB	2,170,000,000	$—	$(162,496)	$(162,496)
Goldman Sachs International	Pay	3 Month RUB NFEA MosPrime Rate	Quarterly	6.77	Annually	01/14/2030	RUB	198,000,000	$—	$(159,465)	$(159,465)
Goldman Sachs International	Pay	3 Month RUB NFEA MosPrime Rate	Quarterly	6.35	Annually	02/28/2025	RUB	287,500,000	$—	$(118,935)	$(118,935)
Goldman Sachs International	Pay	3 Month RUB NFEA MosPrime Rate	Quarterly	5.89	Annually	03/05/2022	RUB	700,000,000	$—	$(165,530)	$(165,530)
Subtotal—Depreciation									—	(842,258)	(842,258)
Total Over-The-Counter Interest Rate Swap Aggreements									$—	$(571,056)	$(571,056)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $66,473,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BSE	—Bombay Stock Exchange
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
EGP	—Egypt Pound
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
LIBOR	—London Interbank Offered Rate
MosPrime Rate	—Moscow Prime Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NFEA	—National Foreign Exchange Association
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
THB	—Thai Baht
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Oppenheimer V.I. Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$312,596,057	$0	$312,596,057
Non-U.S. Dollar Denominated Bonds & Notes	—	201,988,870	—	201,988,870
Asset-Backed Securities	—	160,136,385	—	160,136,385
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	90,194,805	—	90,194,805
Investment Companies	39,026,490	—	—	39,026,490
Agency Credit Risk Transfer Notes	—	24,148,857	—	24,148,857
Variable Rate Senior Loan Interests	—	4,914,152	—	4,914,152
Common Stocks & Other Equity Interests	288,397	141,675	0	430,072
Money Market Funds	38,071,804	—	—	38,071,804
Options Purchased	—	5,023,777	—	5,023,777
Total Investments in Securities	77,386,691	799,144,578	0	876,531,269
Other Investments - Assets*
Futures Contracts	12,954,192	—	—	12,954,192
Forward Foreign Currency Contracts	—	61,603,646	—	61,603,646
Swap Agreements	—	18,081,267	—	18,081,267
	12,954,192	79,684,913	—	92,639,105
Other Investments - Liabilities*
Futures Contracts	(2,809,864)	—	—	(2,809,864)
Forward Foreign Currency Contracts	—	(40,123,924)	—	(40,123,924)
Options Written	—	(47,108,831)	—	(47,108,831)
Swap Agreements	—	(31,491,056)	—	(31,491,056)
	(2,809,864)	(118,723,811)	—	(121,533,675)
Total Other Investments	10,144,328	(39,038,898)	—	(28,894,570)
Total Investments	$87,531,019	$760,105,680	$0	$847,636,699

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco Oppenheimer V.I. Global Strategic Income Fund